UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: January 31, 2023

Date of reporting period: July 31, 2022

Item 1.    Reports to Stockholders.

July 31, 2022

SEMI-ANNUAL REPORT

SEI Daily Income Trust

Government Fund

Government II Fund

Treasury II Fund

Ultra Short Duration Bond Fund

Short-Duration Government Fund

GNMA Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT for Ultra Short Duration Bond Fund, Short-Duration Government Fund & GNMA Fund. Additionally, for Government Fund, Government II Fund & Treasury II Fund, the Trust files monthly its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-MFP. The Trust’s Forms N-PORT and N-MFP are available on the Commission’s website at http://www.sec.gov.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Government Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.8%
FFCB
2.385%, U.S. SOFR + 0.095%, 09/02/2022 (A)	$25,560	$25,560
2.335%, U.S. SOFR + 0.045%, 09/08/2022 (A)	45,205	45,206
2.350%, U.S. SOFR + 0.060%, 10/21/2022 (A)	61,265	61,265
2.300%, U.S. SOFR + 0.010%, 11/16/2022 (A)	141,780	141,783
2.315%, U.S. SOFR + 0.025%, 01/12/2023 (A)	80,110	80,108
2.350%, U.S. SOFR + 0.060%, 01/13/2023 (A)	17,055	17,055
2.350%, U.S. SOFR + 0.060%, 01/20/2023 (A)	28,830	28,830
2.345%, U.S. SOFR + 0.055%, 02/09/2023 (A)	50,000	50,000
2.340%, U.S. SOFR + 0.050%, 02/17/2023 (A)	35,350	35,350
2.330%, U.S. SOFR + 0.040%, 03/10/2023 (A)	24,905	24,907
2.305%, U.S. SOFR + 0.015%, 05/16/2023 (A)	64,290	64,289
2.250%, 06/07/2023	17,040	17,039
2.325%, U.S. SOFR + 0.035%, 07/12/2023 (A)	6,900	6,899
2.340%, U.S. SOFR + 0.050%, 07/20/2023 (A)	69,555	69,555
2.320%, U.S. SOFR + 0.030%, 07/25/2023 (A)	35,165	35,164
2.340%, U.S. SOFR + 0.050%, 08/22/2023 (A)	45,640	45,640
2.335%, U.S. SOFR + 0.045%, 10/16/2023 (A)	56,020	56,020
2.350%, U.S. SOFR + 0.060%, 11/22/2023 (A)	58,535	58,535
2.345%, U.S. SOFR + 0.055%, 01/10/2024 (A)	9,660	9,660
2.340%, U.S. SOFR + 0.050%, 05/09/2024 (A)	59,285	59,285
FFCB DN (B)
1.214%, 09/01/2022	40,765	40,722
0.401%, 11/01/2022	37,490	37,452
2.539%, 01/24/2023	20,000	19,756
1.823%, 02/01/2023	54,040	53,543

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLB
2.290%, U.S. SOFR + 0.010%, 08/04/2022 (A)	$56,830	$56,830
2.290%, U.S. SOFR + 0.000%, 08/19/2022 (A)	103,530	103,530
2.295%, U.S. SOFR + 0.005%, 08/30/2022 (A)	75,000	75,001
2.300%, U.S. SOFR + 0.010%, 09/06/2022 (A)	46,620	46,620
2.295%, U.S. SOFR + 0.005%, 10/21/2022 (A)	112,580	112,580
2.305%, U.S. SOFR + 0.015%, 12/16/2022 (A)	90,905	90,905
2.080%, 02/13/2023	94,765	94,765
2.305%, U.S. SOFR + 0.015%, 03/02/2023 (A)	169,170	169,170
2.310%, U.S. SOFR + 0.020%, 05/02/2023 (A)	15,860	15,860
FHLB DN (B)
0.902%, 08/02/2022	200,000	199,995
1.003%, 08/12/2022	215,045	214,979
1.194%, 08/30/2022	175,000	174,832
1.194%, 09/02/2022	93,010	92,912
1.945%, 09/20/2022	251,610	250,934
1.096%, 10/03/2022	47,890	47,798
1.420%, 10/26/2022	150,000	149,495
1.825%, 02/02/2023	169,740	168,170
FHLMC MTN
2.355%, U.S. SOFR + 0.065%, 11/10/2022 (A)	25,815	25,815

Total U.S. Government Agency Obligations (Cost $3,173,814) ($ Thousands)		3,173,814

U.S. TREASURY OBLIGATIONS — 17.8%
U.S. Treasury Bills (B)
0.807%, 08/02/2022	153,940	153,937
0.692%, 08/04/2022	10,590	10,589
0.773%, 08/18/2022	28,535	28,525
1.504%, 08/23/2022	125,000	124,886
0.672%, 09/01/2022	67,440	67,401
0.637%, 09/08/2022	288,960	288,766
0.823%, 09/15/2022	58,435	58,375
0.874%, 09/22/2022	190,810	190,570
1.056%, 09/29/2022	30,110	30,058
1.116%, 10/06/2022	71,159	71,014
2.224%, 12/29/2022	88,820	88,006
2.712%, 01/12/2023	196,610	194,214
0.634%, 01/26/2023	49,360	49,206
1.158%, 02/23/2023	41,115	40,846
2.146%, 05/18/2023	52,955	52,059

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Government Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
1.625%, 12/15/2022	$38,000	$38,038
2.555%, US Treasury 3 Month Bill Money Market Yield + 0.049%, 01/31/2023 (A)	170,000	170,004
0.125%, 04/30/2023	15,855	15,622
2.535%, US Treasury 3 Month Bill Money Market Yield + 0.029%, 07/31/2023 (A)	50,000	50,002

Total U.S. Treasury Obligations (Cost $1,722,118) ($ Thousands)		1,722,118

REPURCHASE AGREEMENTS(C) — 39.6%
Barclays Bank 2.300%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $700,134,167 (collateralized by U.S. Treasury Obligations, ranging in par value $55,053,400 - $97,556,000, 0.000% - 2.500%, 12/15/2022 - 5/15/2051, with a total market value of $714,000,021)	$700,000	$700,000
BNP Paribas 2.240%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $700,130,667 (collateralized by U.S. Treasury Obligations, ranging in par value $0 - $412,998,500, 0.000% - 3.000%, 5/15/2027 - 2/15/2051, with a total market value of $714,000,000)	700,000	700,000
BOFA Securities 2.300%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $350,067,083 (collateralized by U.S. Treasury Obligations, ranging in par value $31,419,195 - $77,895,315, 2.000% - 4.500%, 7/1/2037 - 7/1/2052, with a total market value of $359,554,700)	350,000	350,000
Citigroup Global Markets 2.270%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $300,056,750 (collateralized by U.S. Treasury Obligations, ranging in par value $178,452,600 - $306,000,047, 0.500% - 2.750%, 4/30/2027 - 10/30/2154, with a total market value of $306,000,047)	300,000	300,000

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(C) (continued)
Citigroup Global Markets 2.300%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $5,000,958 (collateralized by U.S. Treasury Obligations, ranging in par value $1,000 - $5,682,670, 2.500% - 3.500%, 8/20/2051 - 9/20/2051, with a total market value of $5,090,477)	$5,000	$5,000
Goldman Sachs 2.250%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $350,065,625 (collateralized by U.S. Treasury Obligations, ranging in par value $28,500 - $100,000,000, 0.000% - 1.750%, 12/8/2022 - 5/15/2029, with a total market value of $357,000,000)	350,000	350,000
Goldman Sachs 2.300%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $190,036,417 (collateralized by Various GNMA Obligations, ranging in par value $71,873,152 - $108,252,288, 2.500% - 3.500%, 2/20/2048 - 7/20/2051, with a total market value of $193,800,000)	190,000	190,000
J.P. Morgan Securities 2.250%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $135,025,313 (collateralized by U.S. Treasury Obligation, par value $139,760,000, 2.125%, 5/15/2025, with a total market value of $137,700,335)	135,000	135,000
Mizuho Securities 2.300%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $2,000,383 (collateralized by U.S. Treasury Obligation, par value $2,040,029, 2.875%, 6/15/2025, with a total market value of $2,040,029)	2,000	2,000
Mufg Securities Americas 2.250%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $50,009,375 (collateralized by U.S. Treasury Obligations, ranging in par value $25,600 - $27,456,000, 0.000% - 2.750%, 10/15/2023 - 11/15/2044, with a total market value of $51,000,000)	50,000	50,000

2	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(C) (continued)
Natixis S.A. 2.260%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $500,094,167 (collateralized by U.S. Treasury Obligations, ranging in par value $138,144,000 - $510,000,066, 0.000% - 4.500%, 11/15/2022 - 5/15/2052, with a total market value of $510,000,066)	$500,000	$500,000
TD Securities 2.300%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $193,036,992 (collateralized by U.S. Treasury Obligations, ranging in par value $35,328,600 - $63,544,800, 0.875% - 2.500%, 9/30/2022 - 7/31/2028, with a total market value of $196,860,058)	193,000	193,000
TD Securities 2.260%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $10,001,883 (collateralized by U.S. Treasury Obligation, par value $10,103,800, 2.750%, 8/31/2023, with a total market value of $10,200,018)	10,000	10,000
The Bank of Nova Scotia 2.240%, dated 07/29/22, to be repurchased on 08/01/22, repurchase price $350,065,333 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $182,088,100, 0.000% - 3.000%, 12/1/2022 - 8/15/2050, with a total market value of $357,066,678)	350,000	350,000

Total Repurchase Agreements (Cost $3,835,000) ($ Thousands)		3,835,000

Total Investments — 90.2% (Cost $8,730,932) ($ Thousands)		$8,730,932

Percentages are based on a Net Assets of $9,682,554 ($ Thousands).

**	The rate reported is the 7-day effective yield as of July 31, 2022.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

GNMA — Government National Mortgage Association

MTN — Medium Term Note

SOFR — Secured Overnight Financing Rate

As of July 31, 2022, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	3

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Government II Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 53.9%
FFCB
2.385%, U.S. SOFR + 0.095%, 09/02/2022 (A)	$4,000	$4,000
2.335%, U.S. SOFR + 0.045%, 09/08/2022 (A)	14,680	14,680
2.350%, U.S. SOFR + 0.060%, 10/21/2022 (A)	17,245	17,245
2.365%, U.S. SOFR + 0.075%, 11/03/2022 (A)	11,660	11,660
2.300%, U.S. SOFR + 0.010%, 11/16/2022 (A)	23,220	23,220
2.315%, U.S. SOFR + 0.025%, 01/12/2023 (A)	21,275	21,274
2.350%, U.S. SOFR + 0.060%, 01/13/2023 (A)	5,090	5,090
2.350%, U.S. SOFR + 0.060%, 01/20/2023 (A)	8,370	8,370
2.340%, U.S. SOFR + 0.050%, 02/17/2023 (A)	10,010	10,010
2.330%, U.S. SOFR + 0.040%, 03/10/2023 (A)	8,140	8,141
2.305%, U.S. SOFR + 0.015%, 05/16/2023 (A)	16,890	16,890
2.250%, 06/07/2023	2,930	2,930
2.325%, U.S. SOFR + 0.035%, 07/12/2023 (A)	2,270	2,270
2.340%, U.S. SOFR + 0.050%, 07/20/2023 (A)	22,455	22,455
2.320%, U.S. SOFR + 0.030%, 07/25/2023 (A)	7,495	7,495
2.340%, U.S. SOFR + 0.050%, 08/22/2023 (A)	16,340	16,340
2.335%, U.S. SOFR + 0.045%, 10/16/2023 (A)	18,800	18,800
2.310%, U.S. SOFR + 0.020%, 11/15/2023 (A)	7,790	7,787
2.350%, U.S. SOFR + 0.060%, 11/22/2023 (A)	20,740	20,740
2.345%, U.S. SOFR + 0.055%, 01/10/2024 (A)	3,165	3,165
2.340%, U.S. SOFR + 0.050%, 05/09/2024 (A)	11,010	11,010
FFCB DN (B)
1.302%, 08/03/2022	12,960	12,959
1.823%, 02/01/2023	9,265	9,180
FHLB
2.290%, U.S. SOFR + 0.010%, 08/04/2022 (A)	11,915	11,915

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.290%, U.S. SOFR + 0.000%, 08/19/2022 (A)	$22,295	$22,295
2.300%, U.S. SOFR + 0.010%, 09/06/2022 (A)	13,990	13,990
2.295%, U.S. SOFR + 0.005%, 10/21/2022 (A)	24,245	24,245
2.355%, U.S. SOFR + 0.065%, 11/10/2022 (A)	8,255	8,255
2.305%, U.S. SOFR + 0.015%, 12/16/2022 (A)	25,600	25,600
2.080%, 02/13/2023	16,060	16,060
2.305%, U.S. SOFR + 0.015%, 03/02/2023 (A)	41,170	41,170
2.310%, U.S. SOFR + 0.020%, 05/02/2023 (A)	4,165	4,165
FHLB DN (B)
1.473%, 08/03/2022	55,080	55,076
1.541%, 08/05/2022	47,290	47,282
1.003%, 08/12/2022	34,955	34,944
1.553%, 08/16/2022	40,000	39,974
1.604%, 08/19/2022	72,000	71,942
1.244%, 08/24/2022	12,785	12,775
2.148%, 08/26/2022	150,000	149,777
1.770%, 08/31/2022	40,155	40,096
1.194%, 09/02/2022	15,990	15,973
2.206%, 09/06/2022	100,000	99,780
1.314%, 09/07/2022	100,000	99,865
1.929%, 09/30/2022	12,960	12,919
1.096%, 10/03/2022	8,960	8,943
2.501%, 12/21/2022	13,920	13,784
1.825%, 02/02/2023	30,260	29,980

Total U.S. Government Agency Obligations (Cost $1,176,516) ($ Thousands)		1,176,516

U.S. TREASURY OBLIGATIONS — 51.3%
U.S. Treasury Bills (B)
1.638%, 08/02/2022	97,715	97,711
1.387%, 08/04/2022	44,265	44,260
1.851%, 08/09/2022	6,000	5,998
1.801%, 08/11/2022	80,000	79,960
2.027%, 08/16/2022	99,000	98,917
0.773%, 08/18/2022	7,315	7,312
2.124%, 08/23/2022	40,000	39,948
0.000%, 08/30/2022	150,000	149,750
0.672%, 09/01/2022	16,620	16,610
0.134%, 09/08/2022	10,519	10,518
2.238%, 09/20/2022	60,000	59,814
1.530%, 09/22/2022	138,445	138,141
1.056%, 09/29/2022	2,410	2,406
1.394%, 10/04/2022	30,000	29,926
1.116%, 10/06/2022	19,709	19,669

4	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.074%, 10/25/2022	$75,000	$74,635
2.201%, 11/01/2022	25,000	24,860
0.392%, 12/29/2022	3,975	3,969
2.532%, 01/05/2023	20,000	19,782
2.712%, 01/12/2023	35,530	35,097
0.634%, 01/26/2023	13,035	12,994
1.158%, 02/23/2023	10,825	10,754
2.146%, 05/18/2023	8,565	8,420
U.S. Treasury Notes
1.625%, 12/15/2022	7,000	7,007
2.125%, 12/31/2022	24,255	24,360
2.555%, US Treasury 3 Month Bill Money Market Yield + 0.049%, 01/31/2023 (A)	46,000	46,001
0.125%, 01/31/2023	29,510	29,343
0.125%, 03/31/2023	16,840	16,680
0.125%, 04/30/2023	2,790	2,749
2.491%, US Treasury 3 Month Bill Money Market Yield + -0.015%, 01/31/2024 (A)	955	955

Total U.S. Treasury Obligations (Cost $1,118,546) ($ Thousands)		1,118,546

Total Investments — 105.2% (Cost $2,295,062) ($ Thousands)		$2,295,062

Percentages are based on a Net Assets of $2,181,594 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

SOFR — Secured Overnight Financing Rate

As of July 31, 2022, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	5

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Treasury II Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 114.5%
U.S. Treasury Bills (A)
1.426%, 08/02/2022	$90,270	$90,266
1.403%, 08/04/2022	12,000	11,999
1.466%, 08/09/2022	100,000	99,967
0.902%, 08/11/2022	20,000	19,995
2.025%, 08/16/2022	6,000	5,995
0.773%, 08/18/2022	1,420	1,420
1.872%, 08/23/2022	42,000	41,952
0.000%, 08/30/2022	50,000	49,917
0.672%, 09/01/2022	3,475	3,473
1.162%, 09/08/2022	21,362	21,336
0.000%, 09/13/2022	30,000	29,927
2.238%, 09/20/2022	20,000	19,938
1.548%, 09/22/2022	30,960	30,891
1.056%, 09/29/2022	2,425	2,421
1.394%, 10/04/2022	20,000	19,951
1.116%, 10/06/2022	3,629	3,622
2.074%, 10/25/2022	25,000	24,878
1.380%, 10/27/2022	6,515	6,493
2.201%, 11/01/2022	15,000	14,916
1.378%, 11/03/2022	1,890	1,883
2.247%, 11/08/2022	10,000	9,939
2.228%, 12/29/2022	3,790	3,755
2.550%, 01/05/2023	15,000	14,835
2.712%, 01/12/2023	8,040	7,942
0.634%, 01/26/2023	1,975	1,969
1.158%, 02/23/2023	2,000	1,987
2.145%, 05/18/2023	1,850	1,819
U.S. Treasury Notes
2.561%, US Treasury 3 Month Bill Money Market Yield + 0.055%, 10/31/2022 (B)	7,500	7,500
1.625%, 12/15/2022	1,000	1,001
2.125%, 12/31/2022	5,020	5,042
2.555%, US Treasury 3 Month Bill Money Market Yield + 0.049%, 01/31/2023 (B)	3,000	3,000
0.125%, 03/31/2023	3,375	3,343
2.540%, US Treasury 3 Month Bill Money Market Yield + 0.034%, 04/30/2023 (B)	3,100	3,100
0.125%, 04/30/2023	640	631
2.535%, US Treasury 3 Month Bill Money Market Yield + 0.029%, 07/31/2023 (B)	7,535	7,535

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.541%, US Treasury 3 Month Bill Money Market Yield + 0.035%, 10/31/2023 (B)	$4,655	$4,655
2.431%, US Treasury 3 Month Bill Money Market Yield + -0.075%, 04/30/2024 (B)	5,890	5,883

Total U.S. Treasury Obligations (Cost $ 585,176) ($ Thousands)		585,176

Total Investments — 114.5% (Cost $ 585,176) ($ Thousands)		$585,176

Percentages are based on a Net Assets of $510,897 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

As of July 31, 2022, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Ultra Short Duration Bond Fund

†Percentages are based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 39.7%

Communication Services — 2.1%
AT&T
9.150%, 02/01/2023	$600	$615
2.638%, SOFRINDX + 0.640%, 03/25/2024 (A)	1,820	1,798
Magallanes
3.428%, 03/15/2024 (B)	750	738
NTT Finance
0.373%, 03/03/2023 (B)	2,300	2,261
Sky
3.125%, 11/26/2022 (B)	350	350
Verizon Communications
2.727%, SOFRINDX + 0.790%, 03/20/2026 (A)	500	490
2.457%, SOFRINDX + 0.500%, 03/22/2024 (A)	500	495

		6,747

Consumer Discretionary — 4.7%
7-Eleven
0.625%, 02/10/2023 (B)	3,530	3,474
American Honda Finance MTN
0.875%, 07/07/2023	300	293
Daimler Trucks Finance North America LLC
3.071%, U.S. SOFR + 1.000%, 04/05/2024 (A)(B)	450	448
2.635%, U.S. SOFR + 0.750%, 12/13/2024 (A)(B)	600	592
General Motors Financial
4.250%, 05/15/2023	525	528
2.791%, U.S. SOFR + 0.620%, 10/15/2024 (A)	2,895	2,795
2.528%, U.S. SOFR + 0.760%, 03/08/2024 (A)	500	488
GSK Consumer Healthcare Capital US LLC
3.024%, 03/24/2024 (B)	420	415
Howard University
2.801%, 10/01/2023	380	376

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hyatt Hotels
3.105%, SOFRINDX + 1.050%, 10/01/2023 (A)	$600	$593
1.300%, 10/01/2023	175	169
Hyundai Capital America MTN
0.800%, 04/03/2023 (B)	450	439
Lennar
4.750%, 11/15/2022	700	701
Mercedes-Benz Finance North America LLC
2.550%, 08/15/2022 (B)	2,110	2,110
Nordstrom
2.300%, 04/08/2024	210	199
Starbucks
1.767%, SOFRINDX + 0.420%, 02/14/2024 (A)	345	342
Volkswagen Group of America Finance LLC
3.125%, 05/12/2023 (B)	1,275	1,267
2.700%, 09/26/2022 (B)	325	325

		15,554

Consumer Staples — 1.4%
Coca-Cola Europacific Partners PLC
0.500%, 05/05/2023 (B)	975	950
Conagra Brands
0.500%, 08/11/2023	325	315
Constellation Brands
3.600%, 05/09/2024	350	350
JDE Peet’s
0.800%, 09/24/2024 (B)	500	466
Keurig Dr Pepper
0.750%, 03/15/2024	2,010	1,923
McCormick
2.700%, 08/15/2022	365	365
Mondelez International
2.125%, 03/17/2024	290	285

		4,654

Energy — 2.4%
ConocoPhillips
2.400%, 12/15/2022	675	672
2.125%, 03/08/2024	450	442
Enbridge
1.988%, SOFRINDX + 0.630%, 02/16/2024 (A)	775	765
1.794%, U.S. SOFR + 0.400%, 02/17/2023 (A)	1,220	1,215
Energy Transfer
5.000%, 10/01/2022	585	586
Kinder Morgan Energy Partners
3.450%, 02/15/2023	1,535	1,532
Phillips 66
3.700%, 04/06/2023	285	286

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	7

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pioneer Natural Resources
0.550%, 05/15/2023	$830	$813
Saudi Arabian Oil
1.250%, 11/24/2023 (B)	200	194
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (B)	1,230	1,212
Southern Natural Gas LLC
0.625%, 04/28/2023 (B)	285	277

		7,994

Financials — 16.9%
AIG Global Funding
0.800%, 07/07/2023 (B)	315	307
American Express
3.950%, 08/01/2025	325	327
3.375%, 05/03/2024	350	349
0.750%, 11/03/2023	2,005	1,945
Aon
2.200%, 11/15/2022	140	140
Athene Global Funding
2.205%, SOFRINDX + 0.700%, 05/24/2024 (A)(B)	825	806
Banco Santander
3.892%, 05/24/2024	400	401
Bank of America
2.957%, U.S. SOFR + 0.660%, 02/04/2025 (A)	510	500
2.937%, U.S. SOFR + 0.690%, 04/22/2025 (A)	650	636
Bank of America MTN
1.938%, BSBY3M + 0.430%, 05/28/2024 (A)	575	566
1.486%, U.S. SOFR + 1.460%, 05/19/2024 (A)	300	294
Bank of Montreal
2.118%, SOFRINDX + 0.350%, 12/08/2023 (A)	600	595
Bank of Montreal MTN
2.505%, SOFRINDX + 0.620%, 09/15/2026 (A)	675	652
2.440%, SOFRINDX + 0.320%, 07/09/2024 (A)	325	320
Bank of Nova Scotia
2.668%, U.S. SOFR + 0.380%, 07/31/2024 (A)	650	639
2.435%, SOFRINDX + 0.550%, 09/15/2023 (A)	845	841
1.950%, 02/01/2023	1,545	1,537
Banque Federative du Credit Mutuel
4.524%, 07/13/2025 (B)	250	253
Brighthouse Financial Global Funding MTN
2.888%, U.S. SOFR + 0.760%, 04/12/2024 (A)(B)	445	442

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Canadian Imperial Bank of Commerce
2.754%, U.S. SOFR + 0.800%, 03/17/2023 (A)	$500	$500
2.244%, SOFRINDX + 0.400%, 12/14/2023 (A)	2,210	2,192
Capital One
2.150%, 09/06/2022	250	250
Capital One Financial
4.985%, U.S. SOFR + 2.160%, 07/24/2026 (A)	250	252
2.458%, U.S. SOFR + 0.690%, 12/06/2024 (A)	425	410
Charles Schwab
2.433%, SOFRINDX + 0.500%, 03/18/2024 (A)	400	397
Citigroup
2.966%, U.S. SOFR + 0.669%, 05/01/2025 (A)	250	244
2.931%, U.S. SOFR + 0.694%, 01/25/2026 (A)	350	338
Citizens Bank
4.119%, U.S. SOFR + 1.395%, 05/23/2025 (A)	250	250
CNA Financial
7.250%, 11/15/2023	200	209
Commonwealth Bank of Australia
2.409%, U.S. SOFR + 0.520%, 06/15/2026 (A)(B)	425	415
Corebridge Financial
3.500%, 04/04/2025 (B)	230	225
Credit Suisse NY
2.686%, SOFRINDX + 0.390%, 02/02/2024 (A)	2,280	2,246
0.520%, 08/09/2023	650	629
Deutsche Bank NY
2.797%, U.S. SOFR + 0.500%, 11/08/2023 (A)	600	593
2.577%, U.S. SOFR + 1.219%, 11/16/2027 (A)	550	504
Discover Bank
3.350%, 02/06/2023	1,750	1,747
DNB Bank
2.968%, SOFRINDX + 0.810%, 03/28/2025 (A)(B)	275	270
Equitable Financial Life Global Funding
2.496%, U.S. SOFR + 0.390%, 04/06/2023 (A)(B)	575	573
Fifth Third Bank MTN
1.800%, 01/30/2023	250	248
GA Global Funding Trust
2.318%, U.S. SOFR + 0.500%, 09/13/2024 (A)(B)	1,745	1,692

8	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group
3.200%, 02/23/2023	$1,315	$1,315
2.937%, U.S. SOFR + 0.700%, 01/24/2025 (A)	425	416
2.316%, U.S. SOFR + 0.620%, 12/06/2023 (A)	2,255	2,232
2.301%, U.S. SOFR + 0.500%, 09/10/2024 (A)	250	245
0.627%, U.S. SOFR + 0.538%, 11/17/2023 (A)	425	421
HSBC Bank Canada
0.950%, 05/14/2023 (B)	2,775	2,724
HSBC Holdings PLC
3.600%, 05/25/2023	850	851
2.026%, U.S. SOFR + 0.580%, 11/22/2024 (A)	425	414
Huntington National Bank
4.008%, U.S. SOFR + 1.205%, 05/16/2025 (A)	250	250
Jackson Financial
1.125%, 11/22/2023 (B)	425	411
JPMorgan Chase
3.114%, U.S. SOFR + 0.885%, 04/22/2027 (A)	650	622
2.563%, U.S. SOFR + 0.580%, 06/23/2025 (A)	325	317
2.482%, U.S. SOFR + 0.580%, 03/16/2024 (A)	500	495
2.161%, U.S. SOFR + 0.535%, 06/01/2025 (A)	400	390
KeyBank
2.610%, U.S. SOFR + 0.320%, 06/14/2024 (A)	400	395
2.407%, U.S. SOFR + 0.340%, 01/03/2024 (A)	575	571
KeyCorp MTN
3.878%, U.S. SOFR + 1.250%, 05/23/2025 (A)	290	289
Macquarie Bank MTN
0.441%, 12/16/2022 (B)	325	321
Macquarie Group MTN
2.881%, U.S. SOFR + 0.710%, 10/14/2025 (A)(B)	425	416
MassMutual Global Funding II
2.488%, U.S. SOFR + 0.360%, 04/12/2024 (A)(B)	400	396
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (B)	448	438
Mitsubishi UFJ Financial Group
4.788%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.700%, 07/18/2025 (A)	325	328

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mizuho Financial Group
2.154%, ICE LIBOR USD 3 Month + 0.630%, 05/25/2024 (A)	$775	$768
Moody’s
2.625%, 01/15/2023	1,740	1,732
Morgan Stanley
3.620%, U.S. SOFR + 1.160%, 04/17/2025 (A)	350	347
0.731%, U.S. SOFR + 0.616%, 04/05/2024 (A)	250	245
Morgan Stanley MTN
4.875%, 11/01/2022	625	628
3.750%, 02/25/2023	2,170	2,176
Nasdaq
0.445%, 12/21/2022	250	247
National Bank of Canada
0.900%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.770%, 08/15/2023 (A)	475	474
0.750%, 08/06/2024	325	305
Nationwide Building Society
2.000%, 01/27/2023 (B)	375	372
0.550%, 01/22/2024 (B)	400	382
NatWest Group PLC
6.000%, 12/19/2023	450	459
NatWest Markets PLC
1.855%, U.S. SOFR + 0.530%, 08/12/2024 (A)(B)	490	481
Nordea Bank Abp
1.000%, 06/09/2023 (B)	300	294
Pacific Life Global Funding II
0.500%, 09/23/2023 (B)	400	387
Principal Life Global Funding II
2.578%, U.S. SOFR + 0.450%, 04/12/2024 (A)(B)	170	167
1.918%, U.S. SOFR + 0.380%, 08/23/2024 (A)(B)	665	651
Protective Life Global Funding
1.082%, 06/09/2023 (B)	255	250
Royal Bank of Canada MTN
2.697%, SOFRINDX + 0.450%, 10/26/2023 (A)	400	397
Skandinaviska Enskilda Banken
0.550%, 09/01/2023 (B)	250	242
Societe Generale
4.351%, 06/13/2025 (B)	500	502
3.271%, U.S. SOFR + 1.050%, 01/21/2026 (A)(B)	425	410
Sumitomo Mitsui Trust Bank MTN
2.289%, U.S. SOFR + 0.440%, 09/16/2024 (A)(B)	500	492

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	9

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank MTN
2.751%, U.S. SOFR + 0.480%, 01/27/2023 (A)	$785	$784
2.391%, U.S. SOFR + 0.590%, 09/10/2026 (A)	425	409
2.151%, U.S. SOFR + 0.350%, 09/10/2024 (A)	500	489
2.051%, U.S. SOFR + 0.355%, 03/04/2024 (A)	575	567
Truist Financial MTN
2.184%, U.S. SOFR + 0.400%, 06/09/2025 (A)	400	388
UBS
0.700%, 08/09/2024 (B)	400	377
UBS MTN
1.602%, U.S. SOFR + 0.360%, 02/09/2024 (A)(B)	400	397
USAA Capital
1.500%, 05/01/2023 (B)	525	517

		56,327

Health Care — 3.5%
AmerisourceBergen
0.737%, 03/15/2023	302	297
AstraZeneca PLC
0.300%, 05/26/2023	650	634
Baxter International
2.011%, SOFRINDX + 0.440%, 11/29/2024 (A)	425	416
Bristol-Myers Squibb
3.250%, 02/20/2023	409	409
0.537%, 11/13/2023	425	413
Cigna
3.750%, 07/15/2023	1,775	1,778
3.050%, 11/30/2022	350	350
0.613%, 03/15/2024	190	182
Elevance Health
2.950%, 12/01/2022	575	574
Humana
0.650%, 08/03/2023	1,700	1,652
Illumina
0.550%, 03/23/2023	400	391
PerkinElmer
0.550%, 09/15/2023	600	578
Royalty Pharma PLC
0.750%, 09/02/2023	700	677
Stryker
0.600%, 12/01/2023	230	222
Takeda Pharmaceutical
4.400%, 11/26/2023	1,295	1,306

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Thermo Fisher Scientific
2.710%, SOFRINDX + 0.530%, 10/18/2024 (A)	$1,810	$1,778

		11,657

Industrials — 0.7%
AerCap Ireland Capital DAC
2.718%, U.S. SOFR + 0.680%, 09/29/2023 (A)	700	690
Air Lease MTN
2.179%, ICE LIBOR USD 3 Month + 0.350%, 12/15/2022 (A)	500	499
Boeing
1.167%, 02/04/2023	475	469
Cargill
1.375%, 07/23/2023 (B)	300	295
Carlisle
0.550%, 09/01/2023	175	169
DAE Funding LLC MTN
1.550%, 08/01/2024 (B)	450	421

		2,543

Information Technology — 2.0%
Fidelity National Information Services
0.375%, 03/01/2023	425	417
Hewlett Packard Enterprise
4.450%, 10/02/2023	250	252
Microchip Technology
0.972%, 02/15/2024	375	358
Qorvo
1.750%, 12/15/2024 (B)	340	319
Roper Technologies
0.450%, 08/15/2022	150	150
Salesforce
0.625%, 07/15/2024	1,560	1,491
Skyworks Solutions
0.900%, 06/01/2023	855	831
Take-Two Interactive Software
3.300%, 03/28/2024	525	522
TD SYNNEX
1.250%, 08/09/2024	650	610
VMware
1.000%, 08/15/2024	1,445	1,360
0.600%, 08/15/2023	400	387

		6,697

Materials — 0.3%
Celanese US Holdings LLC
5.900%, 07/05/2024	325	327
International Flavors & Fragrances
0.697%, 09/15/2022 (B)	215	214

10	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Martin Marietta Materials
0.650%, 07/15/2023	$480	$466

		1,007

Utilities — 5.7%
American Electric Power
3.262%, ICE LIBOR USD 3 Month + 0.480%, 11/01/2023 (A)	1,060	1,054
Atmos Energy
0.625%, 03/09/2023	425	418
CenterPoint Energy
1.991%, SOFRINDX + 0.650%, 05/13/2024 (A)	325	318
CenterPoint Energy Resources
2.111%, ICE LIBOR USD 3 Month + 0.500%, 03/02/2023 (A)	368	367
0.700%, 03/02/2023	1,555	1,537
Dominion Energy
2.450%, 01/15/2023 (B)	550	547
2.359%, ICE LIBOR USD 3 Month + 0.530%, 09/15/2023 (A)	1,445	1,437
DTE Energy
0.550%, 11/01/2022	475	472
Duke Energy
2.051%, U.S. SOFR + 0.250%, 06/10/2023 (A)	500	496
Eversource Energy
2.800%, 05/01/2023	810	805
Mississippi Power
2.317%, U.S. SOFR + 0.300%, 06/28/2024 (A)	350	342
NextEra Energy Capital Holdings
2.940%, 03/21/2024	450	446
2.697%, SOFRINDX + 0.400%, 11/03/2023 (A)	705	696
2.166%, SOFRINDX + 0.540%, 03/01/2023 (A)	1,350	1,344
1.775%, ICE LIBOR USD 3 Month + 0.270%, 02/22/2023 (A)	575	572
OGE Energy
0.703%, 05/26/2023	245	238
ONE Gas
2.331%, ICE LIBOR USD 3 Month + 0.610%, 03/11/2023 (A)	287	286
Pacific Gas and Electric
3.250%, 02/16/2024	350	342
2.497%, SOFRINDX + 1.150%, 11/14/2022 (A)	415	414
1.700%, 11/15/2023	275	266
PPL Electric Utilities
2.484%, ICE LIBOR USD 3 Month + 0.250%, 09/28/2023 (A)	875	870

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.325%, U.S. SOFR + 0.330%, 06/24/2024 (A)	$465	$456
Public Service Enterprise Group
0.841%, 11/08/2023	2,370	2,290
Southern California Edison
2.885%, SOFRINDX + 0.830%, 04/01/2024 (A)	960	949
Southern California Gas
2.095%, ICE LIBOR USD 3 Month + 0.350%, 09/14/2023 (A)	970	965
Tampa Electric
3.875%, 07/12/2024	325	326
Virginia Electric and Power
3.450%, 09/01/2022	750	750

		19,003

Total Corporate Obligations (Cost $134,507) ($ Thousands)		132,183

ASSET-BACKED SECURITIES — 25.0%

Automotive — 12.9%

American Credit Acceptance Receivables Trust, Ser 2021-1, Cl B
0.610%, 03/13/2025 (B)	449	448
American Credit Acceptance Receivables Trust, Ser 2021-2, Cl B
0.680%, 05/13/2025 (B)	165	164
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl A
0.330%, 06/13/2025 (B)	26	26
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl B
0.660%, 02/13/2026 (B)	280	276
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl A
0.450%, 09/15/2025 (B)	321	317
American Credit Acceptance Receivables Trust, Ser 2022-1, Cl A
0.990%, 12/15/2025 (B)	473	465
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl A
2.660%, 02/13/2026 (B)	497	493
AmeriCredit Automobile Receivables Trust, Ser 2019-3, Cl C
2.320%, 07/18/2025	425	419
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (B)	99	99
ARI Fleet Lease Trust, Ser 2020-A, Cl A3
1.800%, 08/15/2028 (B)	750	742

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	11

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (B)	$116	$113
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (B)	875	862
Avid Automobile Receivables Trust, Ser 2021-1, Cl A
0.610%, 01/15/2025 (B)	79	78
Capital One Prime Auto Receivables Trust, Ser 2020-1, Cl A3
1.600%, 11/15/2024	301	299
Carmax Auto Owner Trust, Ser 2019-3, Cl C
2.600%, 06/16/2025	375	367
Carmax Auto Owner Trust, Ser 2021-1, Cl A3
0.340%, 12/15/2025	895	872
Carmax Auto Owner Trust, Ser 2021-2, Cl A3
0.520%, 02/17/2026	625	607
Carmax Auto Owner Trust, Ser 2022-2, Cl A2A
2.810%, 05/15/2025	1,135	1,129
Carmax Auto Owner Trust, Ser 2022-3, Cl A2A
3.810%, 09/15/2025	560	562
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	687	653
Carvana Auto Receivables Trust, Ser 2021-N2, Cl A1
0.320%, 03/10/2028	22	22
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	98	92
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	544	532
Carvana Auto Receivables Trust, Ser 2021-P3, Cl A2
0.380%, 01/10/2025	149	147
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (B)	508	489
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (B)	24	24
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (B)	164	164
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
2.229%, ICE LIBOR USD 1 Month + 0.230%, 04/15/2033 (A)(B)	180	179
CPS Auto Receivables Trust, Ser 2021-A, Cl B
0.610%, 02/18/2025 (B)	135	134
CPS Auto Receivables Trust, Ser 2021-B, Cl A
0.370%, 03/17/2025 (B)	22	22

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2021-B, Cl B
0.810%, 12/15/2025 (B)	$455	$447
CPS Auto Receivables Trust, Ser 2021-C, Cl B
0.840%, 07/15/2025 (B)	900	886
CPS Auto Receivables Trust, Ser 2022-A, Cl A
0.980%, 04/16/2029 (B)	913	897
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (B)	239	238
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (B)	333	332
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (B)	250	239
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (B)	295	286
Drive Auto Receivables Trust, Ser 2018-2, Cl D
4.140%, 08/15/2024	22	22
Drive Auto Receivables Trust, Ser 2021-1, Cl B
0.650%, 07/15/2025	320	319
DT Auto Owner Trust, Ser 2020-1A, Cl C
2.290%, 11/17/2025 (B)	666	661
DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/2026 (B)	320	320
DT Auto Owner Trust, Ser 2020-3A, Cl B
0.910%, 12/16/2024 (B)	796	790
DT Auto Owner Trust, Ser 2021-1A, Cl A
0.350%, 01/15/2025 (B)	120	120
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (B)	460	452
DT Auto Owner Trust, Ser 2021-2A, Cl A
0.410%, 03/17/2025 (B)	88	88
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (B)	220	214
DT Auto Owner Trust, Ser 2021-3A, Cl A
0.330%, 04/15/2025 (B)	283	279
DT Auto Owner Trust, Ser 2021-4A, Cl A
0.560%, 09/15/2025 (B)	745	731
Enterprise Fleet Financing LLC, Ser 2019-2, Cl A2
2.290%, 02/20/2025 (B)	65	65
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A2
1.780%, 12/22/2025 (B)	442	439

12	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (B)	$217	$208
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (B)	1,250	1,264
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (B)	926	898
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl D
3.530%, 11/15/2023 (B)	175	175
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl D
4.350%, 06/17/2024 (B)	147	148
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B
0.500%, 02/18/2025	234	234
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/2025	570	562
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl A2
2.190%, 11/17/2025	495	493
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (B)	178	170
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (B)	394	391
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/2026 (B)	528	520
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (B)	2,331	2,282
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (B)	21	21
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/2025 (B)	124	123
Flagship Credit Auto Trust, Ser 2021-1, Cl A
0.310%, 06/16/2025 (B)	128	127
Flagship Credit Auto Trust, Ser 2021-2, Cl A
0.370%, 12/15/2026 (B)	228	226
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (B)	285	272
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (B)	199	193
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (B)	170	170
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A2
0.400%, 04/15/2025 (B)	99	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (B)	$130	$125
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (B)	127	125
Foursight Capital Automobile Receivables Trust, Ser 2022-2, Cl A2
4.490%, 03/16/2026 (B)	530	530
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl B
0.820%, 04/15/2025 (B)	378	375
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl A
0.310%, 11/15/2024 (B)	41	41
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl B
0.770%, 09/15/2025 (B)	390	382
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (B)	316	312
Harley-Davidson Motorcycle Trust, Ser 2022-A, Cl A2A
2.450%, 05/15/2025	985	978
Honda Auto Receivables Owner Trust, Ser 2020-1, Cl A3
1.610%, 04/22/2024	184	183
Hyundai Auto Lease Securitization Trust, Ser 2021-A, Cl B
0.610%, 10/15/2025 (B)	550	534
JPMorgan Chase Bank, Ser 2020-1, Cl B
0.991%, 01/25/2028 (B)	234	230
JPMorgan Chase Bank, Ser 2020-2, Cl B
0.840%, 02/25/2028 (B)	535	523
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026 (B)	451	437
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (B)	531	515
Prestige Auto Receivables Trust, Ser 2021-1A, Cl A2
0.550%, 09/16/2024 (B)	254	252
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (B)	12	12
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl B
0.770%, 12/15/2025 (B)	175	170
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	71	71

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	13

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	$665	$656
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl C
0.750%, 02/17/2026	875	860
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	185	183
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl B
0.600%, 12/15/2025	235	231
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl C
1.260%, 02/16/2027	1,900	1,822
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A2
2.760%, 03/17/2025	1,305	1,298
Santander Retail Auto Lease Trust, Ser 2021-B, Cl A2
0.310%, 01/22/2024 (B)	191	189
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl B
1.610%, 03/17/2025 (B)	334	333
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl A
0.740%, 04/15/2024 (B)	108	108
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl A
3.300%, 02/18/2025 (B)	216	214
UNIFY Auto Receivables Trust, Ser 2021-1A, Cl A3
0.510%, 06/16/2025 (B)	382	374
United Auto Credit Securitization Trust, Ser 2021-1, Cl B
0.680%, 03/11/2024 (B)	397	396
United Auto Credit Securitization Trust, Ser 2022-1, Cl A
1.110%, 07/10/2024 (B)	174	173
United Auto Credit Securitization Trust, Ser 2022-1, Cl B
2.100%, 03/10/2025 (B)	440	430
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/2025 (B)	705	705
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl E
4.020%, 04/15/2025 (B)	560	558
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.560%, 05/15/2024 (B)	117	116

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl B
0.780%, 11/17/2025 (B)	$330	$326
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (B)	400	391
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/2025 (B)	143	142
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (B)	220	213
World Omni Auto Receivables Trust, Ser 2021-C, Cl A3
0.440%, 08/17/2026	265	255

		42,964

Credit Card — 0.7%

Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	136	136
Capital One Multi-Asset Execution Trust, Ser 2021-A3, Cl A3
1.040%, 11/15/2026	425	404
Citibank Credit Card Issuance Trust, Ser 2018-A3, Cl A3
3.290%, 05/23/2025	280	280
Citibank Credit Card Issuance Trust, Ser 2018-A6, Cl A6
3.210%, 12/07/2024	500	500
Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A
1.540%, 03/20/2026 (B)	510	484
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	335	335

		2,139

Miscellaneous Business Services — 11.4%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
2.939%, ICE LIBOR USD 1 Month + 0.680%, 01/25/2035 (A)	33	33
Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (B)	46	45
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (B)	126	124
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/2025 (B)	130	129

14	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Affirm Asset Securitization Trust, Ser 2021-B, Cl A
1.030%, 08/17/2026 (B)	$355	$336
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (B)	392	382
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (B)	207	201
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (B)	569	558
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (B)	283	273
Apidos CLO XII, Ser 2018-12A, Cl AR
3.592%, ICE LIBOR USD 3 Month + 1.080%, 04/15/2031 (A)(B)	600	591
Apidos CLO XV, Ser 2018-15A, Cl A1RR
3.720%, ICE LIBOR USD 3 Month + 1.010%, 04/20/2031 (A)(B)	530	519
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (B)	199	185
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (B)	248	242
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (B)	275	259
Barings CLO, Ser 2018-3A, Cl A1
3.660%, ICE LIBOR USD 3 Month + 0.950%, 07/20/2029 (A)(B)	240	236
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	134	132
Benefit Street Partners CLO X, Ser 2021-10A, Cl X
3.310%, ICE LIBOR USD 3 Month + 0.600%, 04/20/2034 (A)(B)	83	83
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
3.462%, ICE LIBOR USD 3 Month + 0.950%, 10/15/2030 (A)(B)	600	588
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (B)	579	553
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/2035 (B)	632	627
BSPRT Mortgage Trust, Ser 2022-FL8, Cl A
2.917%, SOFR30A + 1.500%, 02/15/2037 (A)(B)	425	413
Carbone CLO, Ser 2017-1A, Cl A1
3.850%, ICE LIBOR USD 3 Month + 1.140%, 01/20/2031 (A)(B)	250	246

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
3.710%, ICE LIBOR USD 3 Month + 0.970%, 04/17/2031 (A)(B)	$648	$636
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
3.690%, ICE LIBOR USD 3 Month + 0.980%, 07/20/2031 (A)(B)	775	761
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (B)	160	156
CIFC Funding, Ser 2017-1A, Cl ARR
3.869%, ICE LIBOR USD 3 Month + 1.110%, 01/22/2031 (A)(B)	325	319
CIFC Funding, Ser 2018-2A, Cl A1
3.750%, ICE LIBOR USD 3 Month + 1.040%, 04/20/2031 (A)(B)	300	295
CIFC Funding, Ser 2018-3A, Cl AR
3.608%, ICE LIBOR USD 3 Month + 0.870%, 04/19/2029 (A)(B)	654	643
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(B)	2	2
CNH Equipment Trust, Ser 2019-A, Cl A3
3.010%, 04/15/2024	20	20
CNH Equipment Trust, Ser 2019-A, Cl B
3.340%, 07/15/2026	825	822
CNH Equipment Trust, Ser 2019-B, Cl B
2.870%, 11/16/2026	500	496
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (B)	133	131
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (B)	608	587
Dell Equipment Finance Trust, Ser 2022-2, Cl A2
4.030%, 07/22/2027 (B)	355	355
Dewolf Park CLO, Ser 2021-1A, Cl AR
3.432%, ICE LIBOR USD 3 Month + 0.920%, 10/15/2030 (A)(B)	600	589
Dext ABS, Ser 2021-1, Cl A
1.120%, 02/15/2028 (B)	185	179
DLLMT LLC, Ser 2021-1A, Cl A2
0.600%, 03/20/2024 (B)	292	288
DLLST LLC, Ser 2022-1A, Cl A2
2.790%, 01/22/2024 (B)	390	386
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (B)	95	93
Ford Credit Floorplan Master Owner Trust A, Ser 2019-2, Cl B
3.250%, 04/15/2026	400	394
FREED ABS Trust, Ser 2021-3FP, Cl A
0.620%, 11/20/2028 (B)	20	20
FREED ABS Trust, Ser 2022-1FP, Cl A
0.940%, 03/19/2029 (B)	68	67

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	15

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Goldentree Loan Management US CLO 2, Ser 2021-2A, Cl AR
3.620%, ICE LIBOR USD 3 Month + 0.910%, 11/20/2030 (A)(B)	$400	$392
GreatAmerica Leasing Receivables Funding LLC, Ser 2021-2, Cl A2
0.380%, 03/15/2024 (B)	380	373
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	108	104
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (B)	225	216
HPS Loan Management, Ser 2021-19, Cl XR
3.383%, ICE LIBOR USD 3 Month + 0.600%, 01/25/2034 (A)(B)	123	123
John Deere Owner Trust, Ser 2022-B, Cl A2
3.730%, 06/16/2025	750	750
KKR CLO 11, Ser 2017-11, Cl AR
3.692%, ICE LIBOR USD 3 Month + 1.180%, 01/15/2031 (A)(B)	325	321
KKR CLO 21, Ser 2018-21, Cl A
3.512%, ICE LIBOR USD 3 Month + 1.000%, 04/15/2031 (A)(B)	465	456
Kubota Credit Owner Trust, Ser 2020-2A, Cl A3
0.590%, 10/15/2024 (B)	113	110
LCM XXIII, Ser 2020-23A, Cl A1R
3.780%, ICE LIBOR USD 3 Month + 1.070%, 10/20/2029 (A)(B)	531	523
LCM XXIV, Ser 2021-24A, Cl AR
3.690%, ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (A)(B)	540	531
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
3.732%, ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (A)(B)	500	492
Madison Park Funding XXX, Ser 2018-30A, Cl A
3.262%, ICE LIBOR USD 3 Month + 0.750%, 04/15/2029 (A)(B)	842	827
Magnetite VIII, Ser 2018-8A, Cl AR2
3.492%, ICE LIBOR USD 3 Month + 0.980%, 04/15/2031 (A)(B)	681	672
Magnetite XVI, Ser 2018-16A, Cl AR
3.540%, ICE LIBOR USD 3 Month + 0.800%, 01/18/2028 (A)(B)	501	494
Marlette Funding Trust, Ser 2021-1A, Cl A
0.600%, 06/16/2031 (B)	4	4
Marlette Funding Trust, Ser 2021-2A, Cl A
0.510%, 09/15/2031 (B)	54	54
Marlette Funding Trust, Ser 2021-3A, Cl A
0.650%, 12/15/2031 (B)	133	131

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2022-1A, Cl A
1.360%, 04/15/2032 (B)	$567	$556
Marlette Funding Trust, Ser 2022-2A, Cl A
4.250%, 08/15/2032 (B)	150	149
MF1, Ser 2022-FL8, Cl A
2.822%, SOFR30A + 1.350%, 02/19/2037 (A)(B)	400	387
MMAF Equipment Finance LLC, Ser 2019-A, Cl A3
2.840%, 11/13/2023 (B)	18	18
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A2
0.380%, 08/14/2023 (B)	184	183
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (B)	110	104
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	507	476
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	592	543
Navient Student Loan Trust, Ser 2018-1A, Cl A2
2.609%, ICE LIBOR USD 1 Month + 0.350%, 03/25/2067 (A)(B)	105	105
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
3.670%, ICE LIBOR USD 3 Month + 0.930%, 10/18/2029 (A)(B)	910	892
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
3.660%, ICE LIBOR USD 3 Month + 0.920%, 10/18/2030 (A)(B)	600	591
NYCTL Trust, Ser 2019-A, Cl A
2.190%, 11/10/2032 (B)	54	54
NYCTL Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (B)	716	697
OCP CLO, Ser 2018-5A, Cl A1R
3.846%, ICE LIBOR USD 3 Month + 1.080%, 04/26/2031 (A)(B)	135	133
OHA Credit Funding 10, Ser 2021-10A, Cl X
3.490%, ICE LIBOR USD 3 Month + 0.750%, 01/18/2036 (A)(B)	476	475
OZLM VII, Ser 2018-7RA, Cl A1R
3.750%, ICE LIBOR USD 3 Month + 1.010%, 07/17/2029 (A)(B)	452	447
OZLM VIII, Ser 2021-8A, Cl A1R3
3.720%, ICE LIBOR USD 3 Month + 0.980%, 10/17/2029 (A)(B)	347	343

16	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
3.312%, ICE LIBOR USD 3 Month + 0.800%, 10/15/2029 (A)(B)	$740	$726
PFS Financing, Ser 2020-A, Cl A
1.270%, 06/15/2025 (B)	365	355
PFS Financing, Ser 2020-E, Cl A
1.000%, 10/15/2025 (B)	740	713
PFS Financing, Ser 2020-G, Cl A
0.970%, 02/15/2026 (B)	750	714
SCF Equipment Leasing LLC, Ser 2021-1A, Cl A2
0.420%, 08/20/2026 (B)	125	124
SCF Equipment Leasing LLC, Ser 2022-1A, Cl A2
2.060%, 02/22/2028 (B)	690	674
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
3.912%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (A)(B)	576	571
Sierra Timeshare Receivables Funding LLC, Ser 2018-2A, Cl A
3.500%, 06/20/2035 (B)	47	47
Sierra Timeshare Receivables Funding LLC, Ser 2018-3A, Cl A
3.690%, 09/20/2035 (B)	563	556
SoFi Consumer Loan Program, Ser 2019-3, Cl C
3.350%, 05/25/2028 (B)	79	79
SoFi Consumer Loan Program, Ser 2021-1, Cl A
0.490%, 09/25/2030 (B)	195	190
Stratus CLO, Ser 2021-2A, Cl A
3.610%, ICE LIBOR USD 3 Month + 0.900%, 12/28/2029 (A)(B)	594	583
Structured Asset Investment Loan Trust, Ser 2005-6, Cl M2
3.039%, ICE LIBOR USD 1 Month + 0.780%, 07/25/2035 (A)	36	36
Symphony CLO XIV, Ser 2019-14A, Cl AR
3.433%, ICE LIBOR USD 3 Month + 0.950%, 07/14/2026 (A)(B)	60	59
Symphony CLO XVIII, Ser 2021-18A, Cl X
3.533%, ICE LIBOR USD 3 Month + 0.750%, 07/23/2033 (A)(B)	300	298
Symphony Static CLO I, Ser 2021-1A, Cl A
3.613%, ICE LIBOR USD 3 Month + 0.830%, 10/25/2029 (A)(B)	510	501
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (B)	61	61

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Upstart Securitization Trust, Ser 2021-2, Cl A
0.910%, 06/20/2031 (B)	$208	$203
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (B)	327	314
Verizon Owner Trust, Ser 2019-B, Cl B
2.400%, 12/20/2023	300	299
Verizon Owner Trust, Ser 2019-C, Cl A1A
1.940%, 04/22/2024	26	26
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	161	160
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	545	537
Verizon Owner Trust, Ser 2020-B, Cl B
0.680%, 02/20/2025	220	212
Verizon Owner Trust, Ser 2020-C, Cl A
0.410%, 04/21/2025	425	416
Vibrant CLO VI, Ser 2021-6A, Cl AR
3.046%, ICE LIBOR USD 3 Month + 0.950%, 06/20/2029 (A)(B)	307	303
Volvo Financial Equipment LLC, Ser 2020-1A, Cl A3
0.510%, 10/15/2024 (B)	320	314
Voya CLO, Ser 2018-2A, Cl A1R
3.773%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	475	465
Voya CLO, Ser 2020-1A, Cl AR
3.572%, ICE LIBOR USD 3 Month + 1.060%, 04/15/2031 (A)(B)	575	565
Voya CLO, Ser 2020-2A, Cl A1RR
3.760%, ICE LIBOR USD 3 Month + 1.020%, 04/17/2030 (A)(B)	494	486
Voya CLO, Ser 2021-1A, Cl A1R
3.690%, ICE LIBOR USD 3 Month + 0.950%, 04/17/2030 (A)(B)	750	741

		38,048

Total Asset-Backed Securities (Cost $84,577) ($ Thousands)		83,151

U.S. TREASURY OBLIGATIONS — 15.8%
U.S. Cash Management Bill
0.000%, 11/29/2022 (C)	825	818
U.S. Treasury Bills
3.051%, 07/13/2023 (D)	1,000	972
2.532%, 01/05/2023 (D)	1,500	1,482
1.704%, 01/26/2023 (D)	6,500	6,411
1.616%, 03/23/2023 (D)	3,625	3,562
0.392%, 12/29/2022 (D)	1,725	1,706
0.241%, 12/01/2022 (D)	1,750	1,735

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	17

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.160%, 11/03/2022 (D)	$2,000	$1,987
U.S. Treasury Notes
2.875%, 06/15/2025	2,000	2,002
2.500%, 05/31/2024	2,000	1,985
0.500%, 03/15/2023	10,375	10,219
0.250%, 06/15/2024	4,600	4,377
0.125%, 05/15/2023	13,800	13,495
0.125%, 10/15/2023	1,865	1,803

Total U.S. Treasury Obligations (Cost $53,192) ($ Thousands)		52,554

MORTGAGE-BACKED SECURITIES — 12.3%

Agency Mortgage-Backed Obligations — 2.3%
FHLMC
3.268%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.082%, 02/01/2030(A)	5	4
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	101	101
FHLMC Multifamily Structured Pass-Through Certificates, Ser K726, Cl A2
2.905%, 04/25/2024	1,918	1,904
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	300	296
FHLMC REMIC, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	110	109
FHLMC REMIC, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	248	244
FHLMC REMIC, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	84	83
FHLMC REMIC, Ser 2017-4721, Cl HV
3.500%, 09/15/2030	319	318
FNMA
6.000%, 01/01/2027	5	5
5.500%, 12/01/2023 to 12/01/2024	3	3
5.000%, 02/01/2023 to 03/01/2025	1	–
3.500%, 08/01/2032	327	334
3.000%, 10/01/2030 to 12/01/2030	596	598
2.983%, ICE LIBOR USD 6 Month + 1.773%, 09/01/2024(A)	2	2
2.633%, ICE LIBOR USD 6 Month + 1.835%, 09/01/2024(A)	4	4
2.465%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.215%, 01/01/2029(A)	3	3
2.231%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.120%, 11/01/2025(A)	–	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.045%, 05/01/2028(A)	$–	$–
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/2023	–	–
FNMA REMIC, Ser 2001-33, Cl FA
2.709%, ICE LIBOR USD 1 Month + 0.450%, 07/25/2031(A)	3	3
FNMA REMIC, Ser 2002-64, Cl FG
2.406%, ICE LIBOR USD 1 Month + 0.250%, 10/18/2032(A)	1	–
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	120	116
FNMA REMIC, Ser 2013-97, Cl KA
3.000%, 11/25/2031	26	26
FNMA, Ser 2017-M13, Cl FA
1.995%, ICE LIBOR USD 1 Month + 0.400%, 10/25/2024(A)	34	34
FREMF Mortgage Trust, Ser 2013-K32, Cl B
3.531%, 10/25/2046(A)(B)	655	652
FREMF Mortgage Trust, Ser 2013-K33, Cl B
3.496%, 08/25/2046(A)(B)	1,100	1,091
FREMF Mortgage Trust, Ser K22, Cl B
3.435%, 08/25/2045(A)(B)	677	675
FREMF Mortgage Trust, Ser K24, Cl B
3.489%, 11/25/2045(A)(B)	640	639
FREMF Mortgage Trust, Ser K28, Cl B
3.489%, 06/25/2046(A)(B)	200	199
GNMA, Ser 2010-151, Cl KA
3.000%, 09/16/2039	3	3
GNMA, Ser 2015-56, Cl LB
1.500%, 04/16/2040	195	193

		7,639

Non-Agency Mortgage-Backed Obligations — 10.0%
Angel Oak Mortgage Trust LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048(A)(B)	9	9
Angel Oak Mortgage Trust LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048(A)(B)	23	23
Angel Oak Mortgage Trust LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049(A)(B)	19	19
Angel Oak Mortgage Trust LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049(A)(B)	26	26
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	38	37
Angel Oak Mortgage Trust LLC, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	156	150

18	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust LLC, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	$205	$188
Angel Oak Mortgage Trust LLC, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	119	113
Angel Oak Mortgage Trust LLC, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	112	108
Angel Oak Mortgage Trust LLC, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	291	264
Angel Oak Mortgage Trust LLC, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	263	236
Angel Oak Mortgage Trust LLC, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(B)	471	420
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	118	113
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.942%, 07/25/2035(A)	27	26
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.440%, 11/25/2035(A)	5	4
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
2.849%, ICE LIBOR USD 1 Month + 0.850%, 08/15/2036(A)(B)	320	316
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	416	392
Bear Stearns ARM Trust, Ser 2005-3, Cl 2A1
3.350%, 06/25/2035(A)	17	16
Bear Stearns ARM Trust, Ser 2005-6, Cl 3A1
3.327%, 08/25/2035(A)	34	31
Benchmark Mortgage Trust, Ser B17, Cl A2
2.211%, 03/15/2053	320	304
BFLD Trust, Ser 2020-OBRK, Cl A
4.049%, ICE LIBOR USD 1 Month + 2.050%, 11/15/2028(A)(B)	325	321
BPR Trust, Ser 2021-TY, Cl A
3.049%, ICE LIBOR USD 1 Month + 1.050%, 09/15/2038(A)(B)	960	919
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	95	94
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	145	136
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	139	133

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	$250	$239
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	97	94
BWAY Mortgage Trust, Ser 2015-1515, Cl A1
2.809%, 03/10/2033(B)	165	161
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
3.079%, ICE LIBOR USD 1 Month + 1.080%, 10/15/2036(A)(B)	374	366
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
2.919%, ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(A)(B)	529	521
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl B
2.870%, ICE LIBOR USD 1 Month + 0.870%, 06/15/2038(A)(B)	620	592
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
2.651%, ICE LIBOR USD 1 Month + 0.652%, 05/15/2038(A)(B)	345	332
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
2.699%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(B)	275	265
BX Trust, Ser 2021-LGCY, Cl A
2.505%, ICE LIBOR USD 1 Month + 0.506%, 10/15/2023(A)(B)	600	570
BX Trust, Ser LBA6, Cl A
2.959%, TSFR1M + 1.000%, 01/15/2039(A)(B)	375	362
BX, Ser 2021-MFM1, Cl B
2.949%, ICE LIBOR USD 1 Month + 0.950%, 01/15/2034(A)(B)	550	525
CFMT LLC, Ser 2022-EBO2, Cl A
3.169%, 07/25/2054(A)(B)	153	151
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
2.714%, SOFR30A + 1.200%, 02/25/2050(A)(B)	276	263
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057(A)(B)	35	35
Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Cl A
4.149%, 01/10/2036(B)	275	273
Citigroup Commercial Mortgage Trust, Ser P3, Cl AAB
3.127%, 04/15/2049	544	535

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	19

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.394%, 09/25/2034(A)	$7	$6
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.978%, 03/25/2036(A)	38	31
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
2.804%, 02/25/2058(A)(B)	128	125
CML Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
2.799%, ICE LIBOR USD 1 Month + 0.540%, 02/25/2035(A)	7	6
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	163	150
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	104	97
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	54	52
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	212	187
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	277	239
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(B)	100	93
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	511	440
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	482	426
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	10	10
COMM Mortgage Trust, Ser 2015-CR23, Cl A2
2.852%, 05/10/2048	219	219
COMM Mortgage Trust, Ser CR18, Cl ASB
3.452%, 07/15/2047	327	327
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(B)	369	353
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	226	193
CSMC Trust, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(B)	377	334
CSMC Trust, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(B)	407	349

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	$72	$69
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	96	84
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059(A)(B)	26	25
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	53	50
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	56	50
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	151	134
ELP Commercial Mortgage Trust, Ser ELP, Cl A
2.701%, ICE LIBOR USD 1 Month + 0.701%, 11/15/2038(A)(B)	530	510
Extended Stay America Trust, Ser 2021-ESH, Cl B
3.380%, ICE LIBOR USD 1 Month + 1.380%, 07/15/2038(A)(B)	248	242
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
6.959%, ICE LIBOR USD 1 Month + 4.700%, 04/25/2028(A)	380	395
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ2, Cl M3
5.509%, ICE LIBOR USD 1 Month + 3.250%, 05/25/2025(A)	239	240
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
7.259%, ICE LIBOR USD 1 Month + 5.000%, 11/25/2024(A)	159	161
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
8.159%, ICE LIBOR USD 1 Month + 5.900%, 10/25/2028(A)	308	319
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(B)	70	67
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(B)	314	302
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	144	133
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(B)	244	215
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	743	633

20	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.078%, 11/19/2035(A)	$66	$61
GS Mortgage Securities Trust, Ser 2015-GS1, Cl AAB
3.553%, 11/10/2048	91	90
GS Mortgage Securities Trust, Ser 2019-SL1, Cl A1
2.625%, 01/25/2059(A)(B)	60	59
GS Mortgage Securities Trust, Ser 2021-RENT, Cl A
2.862%, ICE LIBOR USD 1 Month + 0.700%, 11/21/2035(A)(B)	–	–
GS Mortgage Securities Trust, Ser SHIP, Cl A
2.690%, TSFR1M + 0.731%, 08/15/2024(A)(B)	45	44
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.202%, 07/25/2035(A)	89	55
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.986%, 05/25/2037(A)	58	34
Impac CMB Trust, Ser 2004-9, Cl 1A1
3.019%, ICE LIBOR USD 1 Month + 0.760%, 01/25/2035(A)	14	13
Impac CMB Trust, Ser 2005-2, Cl 1A1
2.779%, ICE LIBOR USD 1 Month + 0.520%, 04/25/2035(A)	17	16
Impac CMB Trust, Ser 2005-3, Cl A1
2.739%, ICE LIBOR USD 1 Month + 0.480%, 08/25/2035(A)	18	17
Impac CMB Trust, Ser 2005-5, Cl A1
2.899%, ICE LIBOR USD 1 Month + 0.320%, 08/25/2035(A)	12	12
Impac CMB Trust, Ser 2005-8, Cl 1A
2.779%, ICE LIBOR USD 1 Month + 0.520%, 02/25/2036(A)	40	38
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	335	303
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	241	208
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	238	211
JPMBB Commercial Mortgage Securities Trust, Ser C26, Cl ASB
3.288%, 01/15/2048	279	276
JPMBB Commercial Mortgage Securities Trust, Ser C31, Cl ASB
3.540%, 08/15/2048	122	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser C32, Cl A2
2.816%, 11/15/2048	$68	$68
JPMorgan Chase Bank, Ser 2021-CL1, Cl M1
2.814%, SOFR30A + 1.300%, 03/25/2051(A)(B)	430	399
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.113%, 08/25/2035(A)	15	13
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.195%, 05/25/2037(A)	34	31
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.831%, 10/25/2029(A)(B)	130	125
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
3.009%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2046(A)(B)	113	111
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
2.799%, ICE LIBOR USD 1 Month + 0.800%, 05/15/2036(A)(B)	190	187
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(B)	463	458
LSTAR Securities Investment, Ser 2019-4, Cl A1
5.873%, ICE LIBOR USD 1 Month + 3.500%, 05/01/2024(A)(B)	211	206
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
3.009%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2055(A)(B)	830	818
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-3, Cl 2A1
3.508%, 06/25/2037(A)	41	27
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	68	66
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	67	65
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	86	83
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	169	158
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(B)	184	170
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	205	184
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
3.100%, ICE LIBOR USD 1 Month + 1.101%, 04/15/2038(A)(B)	1,670	1,590

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	21

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MHP, Ser 2021-STOR, Cl A
2.699%, ICE LIBOR USD 1 Month + 0.700%, 07/15/2038(A)(B)	$155	$149
MHP, Ser MHIL, Cl A
2.773%, TSFR1M + 0.815%, 01/15/2027(A)(B)	205	197
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	90	89
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	59	58
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.492%, 04/25/2066(A)(B)	372	364
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	166	156
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C19, Cl ASB
3.326%, 12/15/2047	92	91
Morgan Stanley Capital I Trust, Ser 2012-STAR, Cl A1
2.084%, 08/05/2034(B)	2	2
MortgageIT Trust, Ser 2005-5, Cl A1
2.779%, ICE LIBOR USD 1 Month + 0.520%, 12/25/2035(A)	35	33
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	107	106
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	252	247
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.955%, 09/25/2057(A)(B)	122	119
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	36	35
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	70	65
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	101	97
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	401	357
OBX Trust, Ser 2018-1, Cl A2
2.909%, ICE LIBOR USD 1 Month + 0.650%, 06/25/2057(A)(B)	18	17
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	309	269

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	$523	$457
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
1.631%, ICE LIBOR USD 3 Month + 0.220%, 11/15/2038(A)(B)	60	56
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(B)	130	120
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	50	49
RFMSI Trust, Ser 2007-SA3, Cl 2A1
4.580%, 07/27/2037(A)	46	37
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
2.666%, ICE LIBOR USD 1 Month + 0.540%, 01/20/2035(A)	6	6
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	11	11
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(B)	470	409
Silverstone Master Issuer PLC, Ser 2022-1A, Cl 1A
1.255%, U.S. SOFR + 0.380%, 01/21/2070(A)(B)	900	897
SREIT Trust, Ser MFP, Cl B
3.079%, ICE LIBOR USD 1 Month + 1.080%, 11/15/2038(A)(B)	475	451
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	156	146
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	18	18
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	43	42
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	72	68
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	290	260
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056(A)(B)	3	3
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056(A)(B)	170	169
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057(A)(B)	163	162

22	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	$174	$169
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.859%, ICE LIBOR USD 1 Month + 0.600%, 02/25/2057(A)(B)	150	149
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	71	70
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058(A)(B)	46	45
Towd Point Mortgage Trust, Ser 2019-HY3, Cl A1A
3.259%, ICE LIBOR USD 1 Month + 1.000%, 10/25/2059(A)(B)	415	411
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	519	497
Towd Point Mortgage Trust, Ser 2022-EBO1, Cl A
2.161%, 01/25/2052(A)(B)	352	346
TRK Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	228	206
TTAN, Ser 2021-MHC, Cl B
3.100%, ICE LIBOR USD 1 Month + 1.100%, 03/15/2038(A)(B)	274	262
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(B)	44	44
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(B)	75	73
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(B)	30	30
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(B)	93	88
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	267	243
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	133	122
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	168	150
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	250	237
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	244	226
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	135	128

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.088%, 03/25/2036(A)	$50	$48
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	418	411
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	176	175

		33,206

Total Mortgage-Backed Securities (Cost $43,087) ($ Thousands)		40,845

MUNICIPAL BONDS — 3.6%

California — 0.5%
Golden State, Tobacco Securitization, RB
0.672%, 06/01/2023	985	961
Riverside County, Infrastructure Financing Authority, Ser B, RB
0.398%, 11/01/2022	740	735

		1,696

Connecticut — 0.2%
Connecticut State, Ser A, GO
2.000%, 07/01/2023	510	505

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Sub-Ser D-SUBORDINATE, RB
1.672%, 10/01/2023	320	315

Illinois — 0.0%
Chicago, Transit Authority, Sales Tax Receipts Fund, Ser B, RB
1.708%, 12/01/2022	135	134

Massachusetts — 0.3%
Massachusetts State, School Building Authority, Sub-Ser B, RB
2.078%, 10/15/2023	765	755
Massachusetts State, Water Resources Authority, Ser C, RB
0.534%, 08/01/2022	265	265

		1,020

New York — 2.0%
City of New York New York, Ser D-2, GO
1.150%, 03/01/2023	1,055	1,043
New York City Housing Development, RB
2.324%, 01/01/2023	1,130	1,124

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	23

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Ultra Short Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City Transitional Finance Authority Building Aid Revenue, Sub-Ser S-1B, RB
0.380%, 07/15/2023	$2,200	$2,139
New York State, Dormitory Authority, RB
0.267%, 03/15/2023	590	579
Port Authority of New York & New Jersey, Ser AAA, RB
1.086%, 07/01/2023	1,830	1,796

		6,681

South Carolina – 0.3%
South Carolina State, Public Service Authority, Ser E, RB
3.722%, 12/01/2023	1,100	1,101

Virginia – 0.2%
Virginia College Building Authority, RB
2.660%, 02/01/2023	525	524

Total Municipal Bonds (Cost $12,138) ($ Thousands)		11,976

U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.4%
FHLMC
4.050%, 07/21/2025	1,680	1,684
4.000%, 12/30/2024	950	951
2.940%, 11/24/2023	535	534
2.250%, 03/25/2025	1,775	1,733

Total U.S. Government Agency Obligations (Cost $4,940) ($ Thousands)		4,902

COMMERCIAL PAPER – 1.3%
Brookfield US Holdings
2.602%, 08/04/2022 (D)	1,800	1,799
Sony Capital
2.651%, 08/04/2022 (D)	2,500	2,499

Total Commercial Paper (Cost $4,299) ($ Thousands)		4,298

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT – 0.7%
BNP Paribas 2.280%, dated 07/29/2022 to be repurchased on 08/01/2022, repurchase price $2,200,418 (collateralized by U.S. Government obligations, ranging in par value $103,127 - $974,057, 3.530% - 4.500%, 06/01/2030 – 07/01/2052; with total market value $2,244,000) (E)	$2,200	$2,200

Total Repurchase Agreement (Cost $2,200) ($ Thousands)		2,200

Total Investments in Securities – 99.8% (Cost $338,940) ($ Thousands)		$332,109

24	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

A list of the open futures contracts held by the Fund at July 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date		Notional Amount (Thousands)		Value (Thousands)		Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	24	Oct-2022	$	5,072	$	5,051	$	(21)

Short Contracts
U.S. 5-Year Treasury Note	(6)	Oct-2022	$	(679)	$	(682)	$	(3)
U.S. 10-Year Treasury Note	(15)	Sep-2022		(1,800)		(1,817)		(17)
U.S. Long Treasury Bond	(1)	Sep-2022		(141)		(144)		(3)

				(2,620)		(2,643)		(23)

			$	2,452	$	2,408	$	(44)

Percentages are based on Net Assets of $332,767 ($ Thousands).

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2022, the value of these securities amounted to $128,119 ($ Thousands), representing 38.5% of the Net Assets of the Fund.

(C)	Zero coupon security.

(D)	Interest rate represents the security’s effective yield at the time of purchase.

(E)	Tri-Party Repurchase Agreement.

ABS – Asset-Backed Security

ARM – Adjustable Rate Mortgage

Cl – Class

CLO – Collateralized Loan Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

MTN – Medium Term Note

PLC – Public Limited Company

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

SOFR – Secured Overnight Financing Rate

SOFRINDX – Secured Overnight Financing Rate Index

USD – U.S. Dollar

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	132,183	–	132,183
Asset-Backed Securities	–	83,151	–	83,151
U.S. Treasury Obligations	–	52,554	–	52,554
Mortgage-Backed Securities	–	40,845	–	40,845
Municipal Bonds	–	11,976	–	11,976
U.S. Government Agency Obligations	–	4,902	–	4,902
Commercial Paper	–	4,298	–	4,298
Repurchase Agreement	–	2,200	–	2,200

Total Investments in Securities	–	332,109	–	332,109

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(44)	–	–	(44)

Total Other Financial Instruments	(44)	–	–	(44)

* Futures Contracts are valued at the net unrealized appreciation (depreciation) on the instruments.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	25

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Short-Duration Government Fund

Sector Weightings†:

†Percentages are based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 55.9%
U.S. Treasury Notes
2.875%, 06/15/2025	$21,125	$21,145
2.750%, 05/15/2025	42,300	42,181
2.625%, 06/30/2023	35,397	35,300
2.500%, 04/30/2024	6,240	6,192
2.500%, 05/31/2024	30,875	30,639
1.750%, 05/15/2023 (A)	96,500	95,580
1.000%, 12/15/2024	59,075	56,557
0.250%, 05/15/2024	53,025	50,560
0.250%, 06/15/2024	51,925	49,412

Total U.S. Treasury Obligations (Cost $395,468) ($ Thousands)		387,566

MORTGAGE-BACKED SECURITIES — 40.5%

Agency Mortgage-Backed Obligations — 36.9%
FHLMC
4.500%,11/01/2022 to 12/01/2039	1,427	1,476
4.186%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.246%, 07/01/2024(B)	2	2
4.000%, 01/01/2033	4,431	4,555
3.500%, 01/01/2029 to 05/01/2034	12,176	12,326
3.280%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.269%, 06/01/2024(B)	–	–
3.049%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.137%, 12/01/2023(B)	41	41
3.000%, 11/01/2036 to 12/01/2046	7,194	7,095
2.791%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.236%, 04/01/2029(B)	2	2
2.721%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.363%, 06/01/2024(B)	1	1
2.500%, 02/01/2032	1,014	1,000
2.495%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.126%, 12/01/2023(B)	4	3
2.378%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.199%, 05/01/2024(B)	2	2
1.500%, 09/01/2041	605	538

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K052, Cl A1
2.598%, 01/25/2025	$4,917	$4,857
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.750%, 06/25/2027(B)	17,967	546
FHLMC Multifamily Structured Pass-Through Certificates, Ser K107, Cl X1, IO
1.591%, 01/25/2030(B)	12,392	1,194
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.584%, 01/25/2031(B)	13,589	535
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.517%, 03/25/2031(B)	10,176	363
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.638%, 10/25/2026(B)	23,554	507
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.779%, 03/25/2028(B)	7,592	242
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF35, Cl A
2.137%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2024(B)	1,767	1,766
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
2.277%, ICE LIBOR USD 1 Month + 0.490%, 02/25/2026(B)	2,972	2,961
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
2.267%, ICE LIBOR USD 1 Month + 0.480%, 04/25/2026(B)	6,347	6,321
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
2.287%, ICE LIBOR USD 1 Month + 0.500%, 10/25/2026(B)	4,006	3,992
FHLMC REMIC, Ser 2003-2571, Cl FY
2.749%, ICE LIBOR USD 1 Month + 0.750%, 12/15/2032(B)	2,208	2,232
FHLMC REMIC, Ser 2006-3148, Cl CF
2.399%, ICE LIBOR USD 1 Month + 0.400%, 02/15/2034(B)	90	90
FHLMC REMIC, Ser 2006-3153, Cl FX
2.349%, ICE LIBOR USD 1 Month + 0.350%, 05/15/2036(B)	66	66
FHLMC REMIC, Ser 2006-3174, Cl FA
2.299%, ICE LIBOR USD 1 Month + 0.300%, 04/15/2036(B)	1,291	1,280
FHLMC REMIC, Ser 2006-3219, Cl EF
2.399%, ICE LIBOR USD 1 Month + 0.400%, 04/15/2032(B)	1,964	1,958

26	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2007-3339, Cl HF
2.519%, ICE LIBOR USD 1 Month + 0.520%, 07/15/2037(B)	$1,901	$1,905
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	753	781
FHLMC REMIC, Ser 2011-3788, Cl FA
2.529%, ICE LIBOR USD 1 Month + 0.530%, 01/15/2041(B)	2,715	2,721
FHLMC REMIC, Ser 2011-3795, Cl EB
2.500%, 10/15/2039	8	8
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	174	8
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	221	10
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	317	6
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	143	8
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	3,000	2,955
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	1,696	1,577
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	1,469	1,412
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	1,573	1,509
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	405	15
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	395	17
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	246	11
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	409	39
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	239	12
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	656	37
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	376	18
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	220	11
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	1,097	1,088
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,094	2,041
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	1,220	64
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	3,046	2,989
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	1,221	1,211

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	$529	$47
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	597	99
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	556	554
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	715	703
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	728	153
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	2,329	315
FHLMC REMIC, Ser 2020-5018, Cl LW
1.000%, 10/25/2040	1,503	1,327
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	4,702	4,446
FHLMC Structured Pass-Through Certificates, Ser 2002-42, Cl A5
7.500%, 02/25/2042	203	230
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	1,949	311
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	894	49
FNMA
7.000%, 06/01/2037	2	3
6.500%, 05/01/2026 to 01/01/2036	56	59
6.000%, 02/01/2023 to 09/01/2024	42	43
5.500%, 01/01/2024 to 06/01/2038	129	139
4.500%, 04/01/2026 to 08/01/2044	3,986	4,141
4.000%, 05/01/2026 to 04/01/2042	4,103	4,211
3.850%, 01/01/2024	522	524
3.500%,10/01/2027 to 02/01/2045	20,224	20,553
3.100%, 01/01/2026	4,000	3,993
3.000%, 09/01/2027 to 11/01/2036	4,988	4,987
2.970%, 12/01/2022	3,178	3,173
2.960%, 01/01/2027	1,172	1,164
2.889%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.248%, 08/01/2029(B)	54	54
2.633%, ICE LIBOR USD 6 Month + 1.835%, 09/01/2024(B)	41	40
2.500%,10/01/2031 to 09/01/2036	9,175	8,986
2.251%, ICE LIBOR USD 6 Month + 1.601%, 08/01/2027(B)	16	16
2.137%, ICE LIBOR USD 1 Month + 0.350%, 01/01/2023(B)	639	638
2.050%, 11/01/2023	1,174	1,161
2.045%, 05/01/2028(B)	1	1
2.023%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.520%, 12/01/2029(B)	11	11
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	875	827

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	27

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	$420	$19
FNMA Interest, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	2,190	419
FNMA REMIC, Ser 1992-61, Cl FA
2.909%, ICE LIBOR USD 1 Month + 0.650%, 10/25/2022(B)	–	–
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	1	1
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	–	–
FNMA REMIC, Ser 1994-77, Cl FB
3.759%, ICE LIBOR USD 1 Month + 1.500%, 04/25/2024(B)	–	–
FNMA REMIC, Ser 2002-53, Cl FK
2.659%, ICE LIBOR USD 1 Month + 0.400%, 04/25/2032(B)	43	43
FNMA REMIC, Ser 2006-76, Cl QF
2.659%, ICE LIBOR USD 1 Month + 0.400%, 08/25/2036(B)	222	222
FNMA REMIC, Ser 2006-79, Cl DF
2.609%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2036(B)	174	173
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	218	234
FNMA REMIC, Ser 2007-64, Cl FB
2.629%, ICE LIBOR USD 1 Month + 0.370%, 07/25/2037(B)	1,255	1,246
FNMA REMIC, Ser 2008-16, Cl FA
2.959%, ICE LIBOR USD 1 Month + 0.700%, 03/25/2038(B)	579	586
FNMA REMIC, Ser 2009-110, Cl FD
3.009%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2040(B)	2,747	2,782
FNMA REMIC, Ser 2009-112, Cl FM
3.009%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2040(B)	1,769	1,792
FNMA REMIC, Ser 2009-82, Cl FC
3.179%, ICE LIBOR USD 1 Month + 0.920%, 10/25/2039(B)	2,127	2,168
FNMA REMIC, Ser 2009-82, Cl FD
3.109%, ICE LIBOR USD 1 Month + 0.850%, 10/25/2039(B)	2,423	2,461
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	655	671
FNMA REMIC, Ser 2010-56, Cl AF
2.809%, ICE LIBOR USD 1 Month + 0.550%, 06/25/2040(B)	1,704	1,705
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	1,814	1,751
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	573	36

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	$2,864	$2,643
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	1,906	192
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	2,548	140
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.525%, 05/25/2042(B)	66	7
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	335	19
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	584	18
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	305	16
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	778	33
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	1,218	143
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	2,314	2,220
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	479	467
FNMA REMIC, Ser 2013-121, Cl FA
2.659%, ICE LIBOR USD 1 Month + 0.400%, 12/25/2043(B)	12,855	12,809
FNMA REMIC, Ser 2013-130, Cl FQ
2.459%, ICE LIBOR USD 1 Month + 0.200%, 06/25/2041(B)	2,303	2,284
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	2,446	2,345
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	1,421	1,363
FNMA REMIC, Ser 2013-41, Cl A
1.750%, 05/25/2040	232	231
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	1,237	1,187
FNMA REMIC, Ser 2013-98, Cl ZA
4.500%, 09/25/2043	6,760	7,125
FNMA REMIC, Ser 2014-50, Cl SC, IO
0.675%, 08/25/2044(B)	1,166	60
FNMA REMIC, Ser 2015-21, Cl WI, IO
0.617%, 04/25/2055(B)	1,041	37
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	789	784
FNMA REMIC, Ser 2015-42, Cl AI, IO
0.814%, 06/25/2055(B)	1,196	49
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	1,138	1,131
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	473	49
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	204	14

28	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	$1,838	$1,822
FNMA REMIC, Ser 2016-25, Cl A
3.000%, 11/25/2042	259	258
FNMA REMIC, Ser 2016-3, Cl JI,IO
3.500%, 02/25/2031	304	15
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	499	495
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	480	88
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	2,104	2,073
FNMA REMIC, Ser 2017-47, Cl AB
2.500%, 10/25/2041	2,351	2,329
FNMA REMIC, Ser 2017-68, Cl BI, IO
6.000%, 09/25/2047	1,013	198
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	2,145	378
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	2,764	2,778
FNMA REMIC, Ser 2019-6, Cl GJ
3.000%, 02/25/2049	1,095	1,088
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	3,933	451
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	2,956	202
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	1,801	1,711
FNMA REMIC, Ser 2020-85, Cl PI, IO
3.000%, 12/25/2050	4,411	693
FNMA TBA
5.000%, 08/15/2052	4,925	5,058
2.500% - 4.500%, 08/15/2036 - 08/15/2052	2,575	3,480
FNMA, Ser 2017-M13, Cl FA
1.995%, ICE LIBOR USD 1 Month + 0.400%, 10/25/2024(B)	272	271
FNMA, Ser 2018-M12, Cl FA
1.995%, ICE LIBOR USD 1 Month + 0.400%, 08/25/2025(B)	221	220
FNMA, Ser 2019-M21, Cl X1,IO
1.390%, 05/25/2029(B)	13,576	952
GNMA
6.500%, 12/15/2037 to 02/20/2039	103	109
6.000%, 01/15/2024 to 06/15/2041	2,230	2,435
5.500%, 10/15/2034 to 02/15/2041	1,017	1,109
5.000%, 09/15/2039 to 04/15/2041	577	612
4.500%, 09/20/2049	1,598	1,641
4.000%, 07/15/2041 to 08/15/2041	58	61
3.500%, 06/20/2046	2,004	2,020
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	2,261	2,374

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2010-116, Cl GW
3.000%, 12/20/2039	$59	$59
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	1,444	301
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	693	133
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	1,176	1,167
GNMA, Ser 2011-131, Cl PC
3.500%, 12/20/2040	55	55
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	2,035	315
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	363	361
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	266	13
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	1,650	1,579
GNMA, Ser 2013-129, Cl AF
2.526%, ICE LIBOR USD 1 Month + 0.400%, 10/20/2039(B)	3,444	3,437
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	385	387
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	386	51
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	375	67
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	372	19
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	162	29
GNMA, Ser 2014-46, Cl IO, IO
5.000%, 03/16/2044	644	96
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	210	205
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	1,065	1,035
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	2,024	1,984
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	87	3
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	153	8
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	1,128	243
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	885	117
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	133	20
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	362	10

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	29

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Short-Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	$1,240	$1,212
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	643	119
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	356	18
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	1,087	179
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	901	54
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	1,013	213
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	1,411	243
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	1,421	65
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	1,145	164
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	245	47
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	314	64
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	1,311	246
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	689	118
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	1,106	183
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	648	631
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	1,854	1,840
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	2,919	538
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	1,732	249
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	1,396	229
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	2,268	438
GNMA, Ser 2020-47, Cl AC
1.500%, 04/16/2050	4,566	4,089
GNMA, Ser 2022-76, Cl GA
4.000%, 03/20/2052	6,740	6,881

		255,472

Non-Agency Mortgage-Backed Obligations — 3.6%
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	4,420	4,334

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(B)	$2,485	$2,473
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	5,766	5,655
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	776	738
Seasoned Credit Risk Transfer Trust, Ser 2021-2, Cl TT
2.000%, 11/25/2060	10,567	10,027
Seasoned Credit Risk Transfer Trust, Ser 2021-3, Cl TT
2.000%, 03/25/2061	1,752	1,659

		24,886

Total Mortgage-Backed Securities
(Cost $289,095) ($ Thousands)		280,358

REPURCHASE AGREEMENTS — 4.8%
BNP Paribas 2.280%, dated 07/29/2022 to be repurchased on 08/01/2022, repurchase price $15,502,945 (collateralized by U.S. Government obligations, ranging in par value $2,633 - $20,330,496, 1.875% - 3.500%, 02/28/2027 – 02/01/2052; with total market value $15,810,028) (C)	15,500	15,500
Deutsche Bank 2.250%, dated 07/29/2022 to be repurchased on 08/01/2022, repurchase price $18,003,375 (collateralized by a U.S. Government obligation, par value $17,614,402, 5.000%, 07/01/2052; with total market value $18,360,000) (C)	18,000	18,000

Total Repurchase Agreements (Cost $33,500) ($ Thousands)		33,500

Total Investments in Securities — 101.2% (Cost $718,063) ($ Thousands)		$701,424

30	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

A list of the open futures contracts held by the Fund at July 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	865	Oct-2022	$182,479	$182,049	$(431)

Short Contracts
U.S. 5-Year Treasury Note	(389)	Oct-2022	$(43,319)	$(44,240)	$(920)
U.S. 10-Year Treasury Note	(95)	Sep-2022	(11,277)	(11,508)	(232)
U.S. Long Treasury Bond	(40)	Sep-2022	(5,636)	(5,760)	(124)
Ultra 10-Year U.S. Treasury Note	(92)	Sep-2022	(11,693)	(12,075)	(382)

			(71,925)	(73,583)	(1,658)

			$110,554	$108,466	$(2,089)

Percentages are based on Net Assets of $693,216 ($ Thousands).

(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount

LIBOR— London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	387,566	–	387,566
Mortgage-Backed Securities	–	280,358	–	280,358
Repurchase Agreements	–	33,500	–	33,500

Total Investments in Securities	–	701,424	–	701,424

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(2,089)	–	–	(2,089)

Total Other Financial Instruments	(2,089)	–	–	(2,089)

* Futures Contracts are valued at the net unrealized appreciation (depreciation) on the instruments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	31

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

GNMA Fund

†Percentages are based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 98.6%

Agency Mortgage-Backed Obligations — 98.6%
FHLMC
3.650%, 04/01/2030	$305	$311
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1520, Cl X1, IO
0.472%, 02/25/2036(A)	603	27
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.750%, 06/25/2027(A)	1,636	50
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.697%, 04/25/2030(A)	1,146	117
FHLMC Multifamily Structured Pass-Through Certificates, Ser K116, Cl X1, IO
1.426%, 07/25/2030(A)	1,321	117
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
0.960%, 09/25/2030(A)	1,517	94
FHLMC Multifamily Structured Pass-Through Certificates, Ser K123, Cl X1, IO
0.774%, 12/25/2030(A)	2,320	119
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.584%, 01/25/2031(A)	2,992	118
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.517%, 03/25/2031(A)	1,342	48
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.638%, 10/25/2026(A)	2,147	46
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	115	5
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	148	7
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	205	4
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	154	7
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	262	12
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	170	8
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	166	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	$245	$12
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	274	268
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	333	30
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	120	24
FHLMC REMIC, Ser 2016-4636, Cl BI, IO
5.500%, 05/15/2040	211	42
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	150
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	217	29
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	273	32
FNMA
8.000%, 03/01/2027 to 09/01/2028	11	11
7.000%, 08/01/2032 to 09/01/2032	12	12
6.500%, 09/01/2032	19	20
FNMA Interest, Ser 2007-379, Cl 1, PO
0.000%, 05/25/2037(B)	498	432
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	55	2
FNMA Interest, Ser 2012-410, Cl C8, IO
4.000%, 04/25/2032	344	38
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	174	27
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	41	2
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	217	11
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	119	14
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	376	23
FNMA REMIC, Ser 2015-21, Cl WI, IO
0.617%, 04/25/2055(A)	130	5
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	39	2
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	60	11
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	70
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	171	30
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	281	283
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	48
FNMA REMIC, Ser 2019-31, Cl CB
3.000%, 07/25/2049	300	286

32	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2019-9, Cl CL
3.500%, 04/25/2048	$652	$656
FNMA, Ser 2019-M21, Cl X1, IO
1.390%, 05/25/2029(A)	1,255	88
FNMA, Ser 2020-M2, Cl X, IO
0.316%, 01/25/2030(A)	843	15
GNMA
8.000%, 12/15/2022 to 03/15/2032	52	52
7.750%, 10/15/2026	9	9
7.500%, 02/15/2027 to 10/15/2035	42	45
7.250%, 01/15/2028	4	4
6.500%, 10/15/2023 to 10/15/2038	175	194
6.000%, 12/15/2027 to 12/15/2040	382	411
5.500%, 01/15/2033 to 02/15/2041	641	685
5.000%, 06/15/2033 to 07/15/2052	1,595	1,678
4.500%, 08/15/2033 to 08/20/2049	1,939	2,030
4.000%, 03/20/2040 to 09/20/2048	3,604	3,705
4.000%, 01/15/2041(C)	308	320
3.875%, 05/15/2042 to 08/15/2042	803	831
3.500%, 03/20/2041 to 02/20/2049	8,100	8,167
3.000%, 10/15/2042 to 12/20/2051	8,324	8,172
2.500%, 07/20/2045 to 11/20/2051	12,053	11,466
2.000%, 11/20/2045 to 03/20/2051	6,846	6,325
GNMA TBA
2.000% - 5.500%, 08/01/2023 - 08/15/2052	822	308
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	284	59
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	311	60
GNMA, Ser 2011-131, Cl PZ
3.500%, 12/20/2040	304	303
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	211	197
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	249	39
GNMA, Ser 2012-140, Cl LD
1.750%, 10/20/2042	384	358
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	177	9
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	55	2
GNMA, Ser 2012-91, Cl NC
3.000%, 05/20/2042	281	277
GNMA, Ser 2013-149, Cl LZ
2.500%, 10/20/2043	49	46
GNMA, Ser 2013-169, Cl ZK
2.500%, 11/20/2043	55	51
GNMA, Ser 2013-187, Cl PE
2.000%, 09/20/2043	359	341
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	253	33

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	$248	$45
GNMA, Ser 2013-79, Cl BZ
3.000%, 05/20/2043	362	355
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043	66	66
GNMA, Ser 2014-119, Cl ZK
3.500%, 08/16/2044	346	351
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	308	21
GNMA, Ser 2014-133, Cl EP
3.500%, 09/20/2044	251	248
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	95	6
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	290	11
GNMA, Ser 2014-72, Cl ML
3.500%, 03/20/2044	345	349
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	421	56
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/2037	353	60
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	349	53
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	249	16
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	239	6
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	152	23
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	331	62
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	168	30
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	245	41
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	237	12
GNMA, Ser 2016-136, Cl PJ
3.500%, 01/20/2046	364	356
GNMA, Ser 2016-136, Cl A
3.000%, 07/20/2044	553	545
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	140	23
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	281	46
GNMA, Ser 2016-18, Cl TA
2.000%, 10/20/2044	257	243
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	589	36
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	271	57

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	33

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

GNMA Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	$234	$212
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	583	27
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	388	56
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	173	27
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	80	73
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	110	21
GNMA, Ser 2017-163, Cl YA
2.500%, 11/20/2047	225	209
GNMA, Ser 2017-163, Cl BC
2.500%, 11/20/2047	231	210
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	143	123
GNMA, Ser 2017-19, Cl AY
3.000%, 02/20/2047	436	421
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	203	42
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	322	53
GNMA, Ser 2018-1, Cl HB
2.500%, 01/20/2048	228	215
GNMA, Ser 2018-77, Cl JY
3.500%, 06/20/2048	246	246
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	148	21
GNMA, Ser 2020-115, Cl YA
1.000%, 08/20/2050	62	53
GNMA, Ser 2020-138, Cl LE
1.500%, 09/20/2050	181	162
GNMA, Ser 2020-146, Cl YK
1.000%, 10/20/2050	228	190
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	185	36
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	638	38
Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	206	205

		55,705

Total Mortgage-Backed Securities (Cost $57,645) ($ Thousands)		55,705

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 1.1%
BNP Paribas 2.280%, dated 07/29/2022 to be repurchased on 08/01/2022, repurchase price $600,114 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $394,377, 2.000% - 5.500%, 06/15/2025 - 08/01/2052; with total market value $612,060) (D)	$600	$600

Total Repurchase Agreement (Cost $600) ($ Thousands)		600

Total Investments in Securities — 99.7% (Cost $58,245) ($ Thousands)		$56,305

34	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

A list of the open futures contracts held by the Fund at July 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date		Notional Amount (Thousands)		Value (Thousands)		Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	4	Oct-2022	$	845	$	842	$	(3)
U.S. 5-Year Treasury Note	8	Oct-2022		906		910		4
U.S. Ultra Long Treasury Bond	2	Sep-2022		316		316		–

				2,067		2,068		1

Short Contracts
U.S. 10-Year Treasury Note	(21)	Sep-2022	$	(2,515)	$	(2,544)	$	(29)

			$	(448)	$	(476)	$	(28)

Percentages are based on Net Assets of $56,447 ($ Thousands).

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

PO — Principal Only

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	55,705	–	55,705
Repurchase Agreement	–	600	–	600

Total Investments in Securities	–	56,305	–	56,305

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	4	–	–	4
Unrealized Depreciation	(32)	–	–	(32)

Total Other Financial Instruments	(28)	–	–	(28)

* Futures Contracts are valued at the net unrealized appreciation (depreciation) on the instruments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	35

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

July 31, 2022

	Government Fund
Assets:
Investments, at value†	$ 4,895,932
Repurchase agreements†	3,835,000
Cash and cash equivalents	951,549
Interest receivable	4,824
Receivable for investment securities sold	—
Receivable for fund shares sold	—
Tax reclaim receivable	—
Receivable for trustee fees	—
Receivable for variation margin	—
Prepaid expenses	118
Total Assets	9,687,423
Liabilities:
Income distribution payable	2,827
Administration fees payable	971
Investment advisory fees payable	611
Chief Compliance Officer fees payable	19
Payable for investment securities purchased	—
Shareholder servicing fees payable	—
Payable for fund shares redeemed	—
Payable for variation margin	—
Accrued expense payable	441
Total Liabilities	4,869
Net Assets	$9,682,554
†Cost of investments and repurchase agreements	$8,730,932
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$9,682,192
Total Distributable Earnings/(loss)	362
Net Assets	$9,682,554
Net Asset Value, Offering and Redemption Price Per Share — Class F	$1.00
	($9,663,840,163	÷
	9,663,576,308 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class CAA	$1.00
	($18,713,354	÷
	18,706,520 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable.

The accompanying notes are an integral part of the financial statements.

36	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

Government II Fund		Treasury II Fund		Ultra Short Duration Bond Fund		Short-Duration Government Fund		GNMA Fund

$ 2,295,062		$ 585,176		$ 329,909		$ 667,924		$ 55,705
—		—		2,200		33,500		600
37,449		5,735		1,404		81		35
895		15		837		1,898		195
—		—		290		34,485		15,877
—		—		128		274		278
—		—		8		—		—
—		—		—		—		—
—		—		—		9		4
31		5		3		8		1
2,333,437		590,931		334,779		738,179		72,695

1,650		95		50		165		11
265		58		40		118		10
84		19		28		55		4
4		1		1		1		—
149,750		79,844		1,672		43,778		16,154
—		—		18		134		12
—		—		152		491		29
—		—		6		189		4
90		17		45		32		24
151,843		80,034		2,012		44,963		16,248
$2,181,594		$510,897		$332,767		$693,216		$56,447
$2,295,062		$585,176		$338,940		$718,063		$58,245

$2,181,539		$510,908		$345,792		$728,570		$65,479
55		(11)		(13,025)		(35,354)		(9,032)
$2,181,594		$510,897		$332,767		$693,216		$56,447
$1.00		$1.00		$9.14		$10.03		$9.56
($2,181,593,728	÷	($510,897,285	÷	($270,599,236	÷	($658,938,763	÷	($54,706,450	÷
2,181,639,173 shares)		511,089,373 shares)		29,603,859 shares	)	65,692,156 shares	)	5,724,092 shares	)
N/A		N/A		N/A		N/A		N/A

N/A		N/A		$9.14		$10.03		$9.56
				($62,167,473	÷	($34,277,068	÷	($1,740,612	÷
				6,801,158 shares	)	3,417,741 shares	)	182,145 shares	)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	37

STATEMENTS OF OPERATIONS ($ Thousands)

For the period ended July 31, 2022

	Government Fund	Government II Fund
Investment Income:
Interest income	$36,187	$7,289
Foreign Taxes Withheld	—	—
Total investment income	36,187	7,289
Expenses:
Administration fees	6,097	1,645
Shareholder servicing fees — Class F Shares	13,829	2,858
Shareholder servicing fees — Class CAA Shares	17	—
Investment advisory fees	3,878	799
Trustees’ fees	98	23
Chief Compliance Officer fees	24	5
Registration fees	190	6
Printing fees	186	33
Custodian/Wire agent fees	122	25
Pricing fees	13	6
Other expenses	281	66
Total expenses	24,735	5,466
Less, waiver of:
Investment advisory fees	—	(286)
Administration fees	(966)	(267)
Shareholder servicing fees - Class F	(13,829)	(2,858)
Shareholder servicing fees - Class CAA	(17)	—
Net expenses	9,923	2,055
Net Investment Income	26,264	5,234
Net Realized Gain (Loss) on/from:
Investments	26	(31)
Futures contracts	—	—
Net Realized Gain (Loss)	$26	$(31)
Net change in unrealized appreciation (depreciation) on/from:
Investments	—	—
Futures contracts	—	—
Net Change in Unrealized Appreciation (Depreciation)	$—	$—
Net Realized and Unrealized Gain (Loss)	$26	$(31)
Net Increase (Decrease) in Net Assets Resulting from Operations	$26,290	$5,203

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund

$1,500	$2,116	$3,553	$667
—	(2)	—	—
1,500	2,114	3,553	667

358	342	699	61
596	347	829	75
—	—	—	—
167	167	321	29
4	3	6	1
1	1	1	—
4	3	7	1
7	5	10	1
5	4	7	1
2	82	24	21
11	7	14	2
1,155	961	1,918	192

(60)	—	—	—
(67)	(102)	—	—
(596)	(236)	(199)	—
—	—	—	—
432	623	1,719	192
1,068	1,491	1,834	475

(1)	(240)	(1,860)	(1,492)
—	(139)	(4,152)	(151)
$(1)	$(379)	$(6,012)	$(1,643)

—	(5,338)	(10,479)	(1,674)
—	19	(733)	(3)
$—	$(5,319)	$(11,212)	$(1,677)
$(1)	$(5,698)	$(17,224)	$(3,320)
$1,067	$(4,207)	$(15,390)	$(2,845)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	39

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended July 31, 2022 (Unaudited) and the year ended January 31, 2022

	Government Fund
	2/1/22 - 7/31/22	2022
Operations:
Net investment income (loss)	$26,264	$873
Net realized gain (loss)	26	152
Net increase in net assets resulting from operations	26,290	1,025
Distributions:
Class F	(25,885)	(1,040)
Class CAA	(33)	(1)
Total distributions	(25,918)	(1,041)
Capital Share Transactions (All at $1.00 per share)
Class F:
Proceeds from shares issued	45,099,587	70,338,851
Reinvestment of dividends & distributions	19,338	580
Cost of shares redeemed	(44,671,431)	(70,585,361)
Net increase (decrease) from Class F Transactions	447,494	(245,930)
Class CAA:
Proceeds from shares issued	16,508	26,143
Reinvestment of dividends & distributions	33	2
Cost of shares redeemed	(12,679)	(24,107)
Net increase from Class CAA Transactions	3,862	2,038
Net increase (decrease) in net assets from capital shares transactions	451,356	(243,892)
Net increase (decrease) in net assets	451,728	(243,908)
Net Assets:
Beginning of period	9,230,826	9,474,734
End of period	$9,682,554	$9,230,826

N/A — Not applicable.

The accompanying notes are an integral part of the financial statements.

40	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

Government II Fund		Treasury II Fund
2/1/22 - 7/31/22	2022	2/1/22 - 7/31/22	2022

$5,234	$259	$1,068	$(5)
(31)	59	(1)	7
5,203	318	1,067	2

(5,143)	(326)	(1,072)	(81)
N/A	N/A	N/A	N/A
(5,143)	(326)	(1,072)	(81)

3,397,864	6,922,320	744,110	1,198,980
1,686	120	878	60
(3,824,733)	(6,868,898)	(664,294)	(1,076,604)
(425,183)	53,542	80,694	122,436

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
(425,183)	53,542	80,694	122,436
(425,123)	53,534	80,689	122,357

2,606,717	2,553,183	430,208	307,851
$2,181,594	$2,606,717	$510,897	$430,208

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	41

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended July 31, 2022 (Unaudited) and the year ended January 31, 2022

	Ultra Short Duration Bond Fund
	2/1/22 - 7/31/22	2022
Operations:
Net investment income	$1,491	$1,837
Net realized gain (loss)	(379)	131
Net change in unrealized (depreciation)	(5,319)	(2,974)
Net (decrease) in net assets resulting from operations	(4,207)	(1,006)
Distributions:
Class F	(1,324)	(1,705)
Class Y	(330)	(455)
Total distributions	(1,654)	(2,160)
Capital share transactions:
Class F:
Proceeds from shares issued	49,839	103,269
Reinvestment of dividends & distributions	1,115	1,426
Cost of shares redeemed	(61,239)	(88,025)
Net increase (decrease) from Class F transactions	(10,285)	16,670
Class Y:
Proceeds from shares issued	2,590	8,746
Reinvestment of dividends & distributions	326	449
Cost of shares redeemed	(4,935)	(5,876)
Net increase (decrease) from Class Y transactions	(2,019)	3,319
Net Increase (decrease) in net assets from capital share transactions	(12,304)	19,989
Net increase (decrease) in net assets	(18,165)	16,823
Net Assets:
Beginning of period	350,932	334,109
End of period	$332,767	$350,932

Capital Share Transactions:
Class F
Shares issued	5,409	11,044
Reinvestment of distributions	122	152
Shares redeemed	(6,656)	(9,411)
Net increase (decrease) in shares outstanding from Class F Share transactions	(1,125)	1,785
Class Y
Shares issued	277	939
Reinvestment of distributions	39	44
Shares redeemed	(538)	(628)
Net increase (decrease) in shares outstanding from Class Y Share transactions	(222)	355
Total increase (decrease) in shares outstanding from share transactions	(1,347)	2,140

The accompanying notes are an integral part of the financial statements.

42	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

Short-Duration Government Fund		GNMA Fund
2/1/22 - 7/31/22	2022	2/1/22 - 7/31/22	2022

$1,834	$1,897	$475	$428
(6,012)	1,281	(1,643)	(589)
(11,212)	(16,673)	(1,677)	(2,409)
(15,390)	(13,495)	(2,845)	(2,570)

(2,744)	(5,208)	(674)	(1,640)
(177)	(368)	(22)	(54)
(2,921)	(5,576)	(696)	(1,694)

105,935	177,972	6,711	28,574
2,097	3,977	609	1,473
(119,067)	(222,521)	(20,383)	(58,760)
(11,035)	(40,572)	(13,063)	(28,713)

2,101	6,001	111	509
169	354	22	53
(4,621)	(13,585)	(359)	(2,001)
(2,351)	(7,230)	(226)	(1,439)
(13,386)	(47,802)	(13,289)	(30,152)
(31,697)	(66,873)	(16,830)	(34,416)

724,913	791,786	73,277	107,693
$693,216	$724,913	$56,447	$73,277

10,489	17,016	700	2,751
208	380	64	143
(11,792)	(21,231)	(2,123)	(5,676)
(1,095)	(3,835)	(1,359)	(2,782)

209	573	12	49
17	34	2	5
(461)	(1,295)	(37)	(192)
(235)	(688)	(23)	(138)
(1,330)	(4,523)	(1,382)	(2,920)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	43

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2022 (Unaudited) and the years ended January 31,

For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions		Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
Class F
2022@	$1.00	$—	$—	$—	$	—(2)	$—	$	—(2)	$1.00	0.23%	$9,663,840	0.18%	0.45%	0.47%
2022	1.00	—	—	—		—(2)	—(2)		—(2)	1.00	0.01	9,215,975	0.06	0.44	0.01
2021	1.00	—	—	—		—(2)	—		—(2)	1.00	0.23	9,461,922	0.18	0.45	0.19
2020	1.00	0.02	—	0.02		(0.02)	—		(0.02)	1.00	1.95	6,671,923	0.20	0.46	1.95
2019	1.00	0.02	—	0.02		(0.02)	—		(0.02)	1.00	1.70	10,068,739	0.20	0.46	1.72
2018	1.00	0.01	—	0.01		(0.01)	—		(0.01)	1.00	0.74	7,277,766	0.20	0.45	0.74
Class CAA
2022@	$1.00	$—	$—	$—	$	—(2)	$—	$	—(2)	$1.00	0.23%	$18,714	0.18%	0.45%	0.49%
2022	1.00	—	—	—		—(2)	—(2)		—(2)	1.00	0.01	14,851	0.06	0.44	0.01
2021	1.00	—	—	—		—(2)	—		—(2)	1.00	0.23	12,812	0.18	0.45	0.24
2020	1.00	0.02	—	0.02		(0.02)	—		(0.02)	1.00	1.95	18,064	0.20	0.46	1.95
2019	1.00	0.02	—	0.02		(0.02)	—		(0.02)	1.00	1.70	21,612	0.20	0.46	1.65
2018	1.00	0.01	—	0.01		(0.01)	—		(0.01)	1.00	0.74	31,525	0.20	0.45	0.74
Government II Fund
Class F
2022@	$1.00	$—	$—	$—	$	—(2)	$—	$	—(2)	$1.00	0.23%	$2,181,594	0.18%	0.48%	0.46%
2022	1.00	—	—	—		—(2)	—(2)		—(2)	1.00	0.01	2,606,717	0.05	0.48	0.01
2021	1.00	—	—	—		—(2)	—		—(2)	1.00	0.27	2,553,183	0.18	0.48	0.24
2020	1.00	0.02	—	0.02		(0.02)	—		(0.02)	1.00	1.97	1,991,587	0.20	0.49	1.95
2019	1.00	0.02	—	0.02		(0.02)	—		(0.02)	1.00	1.76	1,808,839	0.20	0.49	1.73
2018	1.00	0.01	—	0.01		(0.01)	—		(0.01)	1.00	0.76	2,177,761	0.20	0.49	0.76
Treasury II Fund
Class F
2022@	$1.00	$—	$—	$—	$	—(2)	$—	$	—(2)	$1.00	0.22%	$510,897	0.18%	0.48%	0.45%
2022	1.00	—	—	—		—(2)	—(2)		—(2)	1.00	0.02	430,208	0.06	0.49	0.00
2021	1.00	—	—	—		—(2)	—		—(2)	1.00	0.27	307,851	0.19	0.49	0.30
2020	1.00	0.02	—	0.02		(0.02)	—		(0.02)	1.00	1.95	401,720	0.20	0.49	1.94
2019	1.00	0.02	—	0.02		(0.02)	—		(0.02)	1.00	1.75	594,915	0.20	0.49	1.73
2018	1.00	0.01	—	0.01		(0.01)	—		(0.01)	1.00	0.74	553,712	0.20	0.50	0.75

*	Per share calculations were performed using average shares.

@	For the six month period ended July 31, 2022. All ratios for the period have been annualized.

†

Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense limitation figures.

(2)	Amount represents less than $0.005 per share.

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

44	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2022 (Unaudited) and the years ended January 31,

For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
Class F
2022@	$9.30	$0.04	$(0.16)	$(0.12)	$(0.04)	$(0.04)	$9.14	(1.25)%	$270,599	0.38%	0.61%	0.86%	29%
2022	9.38	0.05	(0.07)	(0.02)	(0.06)	(0.06)	9.30	(0.23)	285,651	0.38	0.61	0.53	70
2021	9.36	0.12	0.03	0.15	(0.13)	(0.13)	9.38	1.61	271,550	0.38	0.58	1.29	73
2020	9.31	0.23	0.05	0.28	(0.23)	(0.23)	9.36	3.06	258,558	0.38	0.59	2.44	70
2019	9.32	0.20	—	0.20	(0.21)	(0.21)	9.31	2.13	256,372	0.38	0.59	2.15	71
2018	9.31	0.13	0.02	0.15	(0.14)	(0.14)	9.32	1.58	262,023	0.38	0.59	1.38	59
Class Y
2022@	$9.30	$0.04	$(0.15)	$(0.11)	$(0.05)	$(0.05)	$9.14	(1.21)%	$62,168	0.30%	0.36%	0.94%	29%
2022	9.38	0.06	(0.07)	(0.01)	(0.07)	(0.07)	9.30	(0.15)	65,281	0.30	0.36	0.61	70
2021	9.37	0.13	0.02	0.15	(0.14)	(0.14)	9.38	1.58	62,559	0.30	0.33	1.36	73
2020	9.31	0.24	0.06	0.30	(0.24)	(0.24)	9.37	3.25	53,107	0.30	0.34	2.52	70
2019	9.33	0.21	(0.02)	0.19	(0.21)	(0.21)	9.31	2.11	49,571	0.30	0.34	2.23	71
2018	9.32	0.14	0.01	0.15	(0.14)	(0.14)	9.33	1.67	48,136	0.30	0.34	1.46	59
Short-Duration Government Fund
Class F
2022@	$10.29	$0.03	$(0.25)	$(0.22)	$(0.04)	$(0.04)	$10.03	(2.12)%	$658,939	0.48%	0.56%	0.52%	56%
2022	10.56	0.03	(0.22)	(0.19)	(0.08)	(0.08)	10.29	(1.83)	687,332	0.48	0.56	0.25	132
2021	10.38	0.09	0.22	0.31	(0.13)	(0.13)	10.56	3.01	745,950	0.48	0.57	0.88	287
2020	10.22	0.18	0.18	0.36	(0.20)	(0.20)	10.38	3.54	670,769	0.48	0.58	1.78	230
2019	10.27	0.18	(0.03)	0.15	(0.20)	(0.20)	10.22	1.48	642,331	0.48	0.58	1.75	86
2018	10.43	0.15	(0.14)	0.01	(0.17)	(0.17)	10.27	0.13	696,751	0.48	0.59	1.42	169
Class Y
2022@	$10.29	$0.04	$(0.25)	$(0.21)	$(0.05)	$(0.05)	$10.03	(2.04)%	$34,277	0.31%	0.31%	0.70%	56%
2022	10.56	0.04	(0.21)	(0.17)	(0.10)	(0.10)	10.29	(1.67)	37,581	0.31	0.31	0.42	132
2021	10.38	0.11	0.22	0.33	(0.15)	(0.15)	10.56	3.17	45,836	0.32	0.32	1.04	287
2020	10.22	0.20	0.17	0.37	(0.21)	(0.21)	10.38	3.69	54,472	0.33	0.33	1.93	230
2019	10.27	0.19	(0.03)	0.16	(0.21)	(0.21)	10.22	1.63	49,948	0.34	0.34	1.56	86
2018	10.43	0.16	(0.13)	0.03	(0.19)	(0.19)	10.27	0.27	51,495	0.34	0.34	1.56	169
GNMA Fund
Class F
2022@	$10.05	$0.07	$(0.45)	$(0.38)	$(0.11)	$(0.11)	$9.56	(3.80)%	$54,706	0.63%	0.63%	1.54%	125%
2022	10.55	0.05	(0.36)	(0.31)	(0.19)	(0.19)	10.05	(2.97)	71,216	0.62	0.62	0.46	405
2021	10.44	0.11	0.22	0.33	(0.22)	(0.22)	10.55	3.16	104,074	0.58	0.58	1.05	392
2020	10.20	0.24	0.28	0.52	(0.28)	(0.28)	10.44	5.15	59,818	0.58	0.58	2.33	225
2019	10.24	0.25	—	0.25	(0.29)	(0.29)	10.20	2.54	65,412	0.58	0.58	2.48	134
2018	10.47	0.24	(0.18)	0.06	(0.29)	(0.29)	10.24	0.58	75,582	0.60	0.60	2.32	204
Class Y
2022@	$10.05	$0.09	$(0.46)	$(0.37)	$(0.12)	$(0.12)	$9.56	(3.68)%	$1,741	0.38%	0.38%	1.80%	125%
2022	10.55	0.08	(0.36)	(0.28)	(0.22)	(0.22)	10.05	(2.71)	2,061	0.37	0.37	0.72	405
2021	10.44	0.14	0.22	0.36	(0.25)	(0.25)	10.55	3.42	3,619	0.33	0.33	1.31	392
2020	10.20	0.27	0.27	0.54	(0.30)	(0.30)	10.44	5.35	1,403	0.33	0.33	2.58	225
2019	10.23	0.29	—	0.29	(0.32)	(0.32)	10.20	2.88	1,323	0.32	0.32	2.84	134
2018	10.46	0.27	(0.18)	0.09	(0.32)	(0.32)	10.23	0.82	76	0.36	0.36	2.56	204

*	Per share calculations were performed using average shares.

†

Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six month period ended July 31, 2022. All ratios for the period have been annualized.

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	45

NOTES TO FINANCIAL STATEMENTS

July 31, 2022

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with six operational Funds: the Government, Government II, and Treasury II (each a “Fund,” collectively, the “Money Market Funds”), the Ultra Short Duration Bond, Short-Duration Government and GNMA (each a “Fund,” collectively, the “Fixed Income Funds”). The Trust is registered to offer: Class F shares of the Funds; and Class CAA shares of the Government Fund and Class Y shares of the Fixed Income Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Money Market Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on an exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2022, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

46	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended July 31, 2022, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

It is the Funds’ policy to present the repurchase agreements contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the repurchase agreements contracts. Refer to each Fund’s Schedule of Investments for details regarding repurchase agreements contracts as of July 31, 2022, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fixed Income Funds utilized futures contracts during the period ended July 31, 2022. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	47

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2022

Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding open future contracts as of July 31, 2022, if applicable. The fair value of interest rate futures contracts held in the Fixed Income Funds can be found on the Statements of Assets and Liabilities under the captions Receivable for Variation Margin and Payable for Variation Margin. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation/ depreciation of futures contracts are reported in the respective Fixed Income Funds’ Schedule of Investments. Realized gains or losses on interest rate futures contracts related to the Fixed Income Funds are recognized on the Statements of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Unrealized Gain (Loss) on Futures Contracts.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund’s investment in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the Counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. There were no outstanding swap agreements as of July 31, 2022.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded

48	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no outstanding options contracts as of July 31, 2022.

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO and CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO and CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO and CLO securities as a class.

The risks of an investment in a CDO and CLO depend largely on its class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs and CLOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs and CLOs, allowing a CDO and CLO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs and CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities — Throughout the period, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At July 31, 2022, the Funds did not own any restricted securities except for those designated as 144A on the schedules of investments.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	49

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2022

Classes — Class-specific expenses are borne by that class of shares. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”). In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder services may receive compensation thereof.

Such plans provide fees payable to the Distributor up to the amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Money Market Funds’ Administrator and/or the Distributor have contractually agreed to waive fees or reimburse expenses for each Money Market Fund until May 31, 2023, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees’ fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Money Market Fund’s total operating costs exceed the applicable thresholds and will not affect the Money Market Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Money Market Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Money Market Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by a fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Fixed Income Funds’ Adviser, Administrator and/or Distributor are limited to the Fixed Income Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Fixed Income Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

50	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

The following is a summary of annual fees payable to the Adviser, and Distributor and the expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Expense Limitations
Government Fund
Class F	0.07%	0.25%	0.20%(3)
Class CAA	0.07%	0.25%	0.20%(3)
Government II Fund
Class F	0.07%	0.25%	0.20%(2)
Treasury II Fund
Class F	0.07%	0.25%	0.20%(2)
Ultra Short Duration Bond Fund
Class F	0.10%(4)	0.25%	0.38%(1)
Class Y	0.10%(4)	—%	0.30%(1)
Short-Duration Government Fund
Class F	0.09%(5)	0.25%	0.48%(1)
Class Y	0.09%(5)	—%	0.38%(1)
GNMA Fund
Class F	0.09%(5)	0.25%	0.63%(1)
Class Y	0.09%(5)	—%	0.43%(1)

(1)	Represents a voluntary cap that may be discontinued at any time.
(2)	Represents a contractual cap effective through May 31, 2023, to be changed only by board approval.
(3)

Represents a contractual cap of .25%, effective through May 31, 2023, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20% that may be discontinued at any time.

(4)

The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee is calculated based on the net assets of the Ultra Short Duration Bond Fund.

(5)

The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government and GNMA Funds. The fee is a blended percentage and is calculated based on the combined assets of these Funds.

The following is a summary of annual fees payable to the Administrator:

	Administration Fees
	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Government Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Government II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Treasury II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Ultra Short Duration Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short-Duration Government Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
GNMA Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class F of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time.

The Administrator, Adviser and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The amounts waived are presented on each Fund’s Statement of Operations.

Pursuant to the “manager of managers” structure, the Board of Trustees approved BlackRock Advisors, LLC as sub-adviser to the Money Market Funds, MetLife Investment Management, LLC serves as a sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company LLP (“Wellington LLP”) serves as sub-adviser to the Fixed Income Funds. Each sub-adviser is party to an investment sub-advisory agreement with the Adviser. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	51

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2022

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an inter-fund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Inter-fund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate. For the period ended July 31, 2022, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended July 31, 2022, were as follows for the Fixed Income Funds:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Ultra Short Duration Bond Fund

Purchases	$17,285	$43,676	$60,961

Sales	14,036	62,758	76,794
Short-Duration Government Fund

Purchases	405,549	12,878	418,427

Sales	372,533	2,526	375,059
GNMA Fund

Purchases	77,062	—	77,062

Sales	88,751	340	89,091

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The tax character of dividends and distributions paid during the fiscal years ended January 31, 2022 or January 31, 2021 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Total ($ Thousands)
Government Fund

	2022	$1,041	$1,041

	2021	18,397	18,397

Government II Fund

	2022	326	326

	2021	6,030	6,030

Treasury II Fund

	2022	81	81

	2021	1,269	1,269

Ultra Short Duration Bond Fund

	2022	2,160	2,160

	2021	4,356	4,356

Short-Duration Government Fund

	2022	5,576	5,576

	2021	10,030	10,030

GNMA Fund

	2022	1,694	1,694

	2021	1,796	1,796

52	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

As of January 31, 2022, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)

Government Fund	$69	$—	$—	$—	$—	$—	$(79)	$ (10)

Government II Fund	15	—	—	—	—	—	(20)	(5)

Treasury II Fund	—	—	—	—	—	—	(6)	(6)

Ultra Short Duration Bond Fund	165	—	(5,652)	—	—	(1,493)	(184)	(7,164)

Short-Duration Government Fund	1,046	—	(11,514)	—	—	(6,187)	(388)	(17,043)

GNMA Fund	121	—	(5,138)	—	—	(351)	(123)	(5,491)

The other temporary differences in the current year are primarily attributable to Treasury straddle loss deferral and wash sales.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2022, the Funds did not utilize capital loss carryforwards to offset capital gains.

At January 31, 2022, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)

Ultra Short Duration Bond Fund	$206	$5,446	$5,652

Short-Duration Government Fund	1,820	9,694	11,514

GNMA Fund	3,790	1,348	5,138

Post October losses represent losses realized on investment transactions from November 1, 2021 through December 31, 2021, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

During the fiscal year ended July 31, 2022, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at July 31, 2022, and net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Fixed Income Funds at July 31, 2022, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Ultra Short Duration

Bond Fund	$338,940	$103	$(6,934)	$(6,831)

Short-Duration

Government Fund	718,063	2,562	(19,201)	(16,639)

GNMA Fund	58,245	769	(2,709)	(1,940)

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of July 31, 2022, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in a fund. Please review each Fund’s prospectus for additional disclosures regarding principal risks associated with investing in a fund.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	53

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2022

Asset-Backed Securities Risk — The Ultra Short Duration Bond Fund is subject to asset-backed securities risk, whereas payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Commercial Paper Risk — The Ultra Short Duration Bond Fund is subject to commercial paper risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Risk — The Ultra Short Duration Bond Fund is subject to corporate fixed income risk. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The Funds are all subject to the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Additionally, if the Funds have uninvested cash, the Funds are subject to the risk that the depository institution holding the uninvested cash will be unable to repay the cash held.

Derivatives Risk — The Fixed Income Funds’ use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fixed Income Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fixed Income Funds may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Extension Risk — The Funds are subject to the risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Market Risk — The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S.

54	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

dollar. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Funds’ value may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds’ liquidity or force the Funds to sell securities into a declining or illiquid market.

Foreign Issuer Risk — The Ultra Short Duration Bond Fund is subject to the risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The Money Market Funds’ are subject to the risk that the Fund’s yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund’s yield will also be low. It is possible that the Funds will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). This could impair the Fund’s ability to provide a positive yield and maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of the fixed-income securities held by the Fund. As a result, it is possible that the Fund would, during the conditions, maintain a substantial portion of its assets in cash, on which it may earn little, if any, income.

The Fixed Income Funds’ are subject to the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The Fixed Income Funds are subject to the risk that a Funds’ investments in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage Risk — The Fixed Income Funds’ use of derivatives or investments in repurchase agreements may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The Funds are subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk — The Fixed Income Funds are subject to mortgage-backed securities risk. Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectations. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by a fund.

Opportunity Risk — The Funds are subject to the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	55

NOTES TO FINANCIAL STATEMENTS (Concluded)

July 31, 2022

Prepayment Risk — The Fixed Income Funds are subject to the risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Funds to invest the proceeds at generally lower interest rates.

Portfolio Turnover Risk — Due to their investment strategies, the Short-Duration Government Fund and GNMA Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Funds’ performance.

Redemption Risk — The Money Market Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Funds’ ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Funds to suspend redemptions and liquidate completely.

Repurchase Agreement Risk — The Funds are subject to repurchase agreement risk. Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Funds whereby a defaulting counterparty could delay or prevent the Funds’ recovery of collateral.

U.S. Government Securities Risk — The Funds are subject to U.S. Government securities risk. Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

7. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of July 31, 2022, SPTC held of record the following:

Government Fund, Cl CAA	100.00%
Government Fund, Cl F	73.25%
Government II Fund	48.79%
Treasury II Fund	99.10%
Ultra Short Duration Bond Fund, Cl F	97.01%
Ultra Short Duration Bond Fund, Cl Y	90.87%
Short-Duration Government Fund, Cl F	97.69%
Short-Duration Government Fund, Cl Y	21.30%
GNMA Fund, Cl F	86.77%
GNMA Fund, Cl Y	97.88%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

8. REGULATORY MATTERS

On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit London Inter-Bank Offered Rate (LIBOR) rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of the LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will vary depending on, among other things, (1)

56	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of July 31, 2022.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	57

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2022

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2022 to July 31, 2022).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Annualized Expense Ratios	Expenses Paid During Period *
Government Fund
Actual Fund Return
Class F	$1,000.00	$1,002.30	0.18%	$0.89
Class CAA	1,000.00	1,002.30	0.18	0.89
Hypothetical 5% Return
Class F	$1,000.00	$1,023.90	0.18%	$0.90
Class CAA	1,000.00	1,023.90	0.18	0.90
Government II Fund
Actual Fund Return
Class F	$1,000.00	$1,002.30	0.18%	$0.89
Hypothetical 5% Return
Class F	$1,000.00	$1,023.90	0.18%	$0.90

	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Annualized Expense Ratios	Expenses Paid During Period *
Treasury II Fund
Actual Fund Return
Class F	$1,000.00	$1,002.20	0.18%	$0.89
Hypothetical 5% Return
Class F	$1,000.00	$1,023.90	0.18%	$0.90
Ultra Short Duration Bond Fund
Actual Fund Return
Class F	$1,000.00	$987.50	0.38%	$1.87
Class Y	1,000.00	987.90	0.30	1.48
Hypothetical 5% Return
Class F	$1,000.00	$1,022.91	0.38%	$1.91
Class Y	1,000.00	1,023.31	0.30	1.51

58	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Annualized Expense Ratios	Expenses Paid During Period *
Short-Duration Government Fund
Actual Fund Return
Class F	$1,000.00	$978.80	0.50%	$2.45
Class Y	1,000.00	979.60	0.31	1.52
Hypothetical 5% Return
Class F	$1,000.00	$1,022.32	0.50%	$2.51
Class Y	1,000.00	1,023.26	0.31	1.56
GNMA Fund
Actual Fund Return
Class F	$1,000.00	$962.00	0.63%	$3.06
Class Y	1,000.00	963.20	0.38	1.85
Hypothetical 5% Return
Class F	$1,000.00	$1,021.67	0.63%	$3.16
Class Y	1,000.00	1,022.91	0.38	1.91

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	59

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 22, 2022, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program remains reasonably designed to assess and manage each Fund’s liquidity risk and that the Program adequately and effectively managed each Fund’s liquidity risk during the 2021 calendar year. The SIMC Liquidity Risk Oversight Committee also reported that with respect to the Trust there were no reportable liquidity events during the period. The SIMC Liquidity Risk Oversight Committee noted that additional monitoring processes, including manual reviews of upcoming market closures, have been implemented.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

60	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

SEI Daily Income Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the March 21-23, 2022 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were renewed at a meeting of the Board held during the course of the Trust’s fiscal year on March 21-23, 2022. In each case, the

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	61

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Concluded)

Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap, as well as SIMC’s and its affiliates’ contractual waiver of certain other fees with respect to the Government, Government II and Treasury II Funds to prevent total Fund operating expenses from exceeding a specified cap, and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

62	SEI Daily Income Trust / Semi-Annual Report / July 31, 2022

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2022	63

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SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT July 31, 2022

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Ankit Puri

Controller and Chief Financial Officer

Glenn Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bryant Smith

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-037 (7/22)

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments

Included in Item 1.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO
Date: October 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: October 5, 2022

By:	/s/ Ankit Puri
Ankit Puri, Controller and CFO

Date: October 5, 2022